                                    [PHOTO]
                                                     ANNUAL REPORT JULY 31, 2001

Oppenheimer
MAIN STREET(R) OPPORTUNITY FUND

                                                      [OPPENHEIMER FUNDS LOGO]
                                                      THE RIGHT WAY TO INVEST

REPORT HIGHLIGHTS

                        FUND OBJECTIVE
                        Oppenheimer Main Street(R) Opportunity Fund seeks long-term capital appreciation.


    CONTENTS


 1  Letter to
    Shareholders


 2  An Interview
    with your Fund's
    Managers


 6  Fund Performance


11  FINANCIAL
    STATEMENTS


48  INDEPENDENT
    AUDITORS' REPORT


49  Federal
    Income Tax
    Information

50  Officers and Trustees

---------------------------------
CUMULATIVE TOTAL RETURNS*

          For the Period
          9/25/00 to 7/31/01

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   4.76%        -1.26%
---------------------------------
Class B   4.00         -1.00
---------------------------------
Class C   4.00          3.00
---------------------------------
Class Y   4.94          --
---------------------------------




SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

  *SEE NOTES ON PAGE 10 FOR FURTHER DETAILS.

LETTER TO SHAREHOLDERS


[PHOTO]
JOHN V. MURPHY
Chairman,
President and
Chief Executive Officer
OppenheimerFunds, Inc.

Dear Shareholder,

It is a pleasure to greet you in my new role as Chairman, President and Chief Executive Officer of OppenheimerFunds. I'm honored to take on this new leadership role, after having served OppenheimerFunds in the capacity of President and Chief Operating Officer since August of 2000.

   I'd also like to acknowledge the contributions of Bridget A. Macaskill, whose vision and efforts have helped build OppenheimerFunds' reputation as a premier investment firm. During her tenure as Chief Executive Officer, Bridget made tremendous contributions to both the firm and to our fund shareholders. Her extraordinary commitment has positioned OppenheimerFunds for a very bright future, and I thank her for that.

   Our ongoing mission is to provide outstanding investment solutions for our customers. We will continue to strive to deliver products and services that help keep you at the forefront of the markets. In partnership with financial advisors, this approach has enabled OppenheimerFunds to help investors pursue their financial goals for more than 40 years.

   While the past year has proven to be challenging in the financial markets, we assure you that our commitment to invest-ment excellence has never been stronger. With this commitment and a clear vision, we are confident that we will meet the challenges that lie ahead. Thank you for your ongoing confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ JOHN V. MURPHY

John V. Murphy
August 21, 2001


                   1 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

[PHOTO]
PORTFOLIO MANAGEMENT
TEAM (L TO R)
Charles Albers
Nikolaos Monoyios



HOW DID OPPENHEIMER MAIN STREET(R) OPPORTUNITY FUND PERFORM BETWEEN ITS INCEPTION ON SEPTEMBER 25, 2000 AND ITS FISCAL YEAR END ON JULY 31, 2001?

A. We are very pleased with the Fund's performance. Over its first ten months, the Fund ranked in the top 3% of funds in the Lipper core multi-cap category.(1)

   How did we achieve this performance? First, we focused on small-cap stocks, the top-performing market sector by far over the period. Second, our disciplined stock selection process worked well. Our sector allocation strategy also helped us realize strong returns.

   We are also pleased that the Fund's total return surpassed that of its benchmark, the Russell 3000 Stock Index by 20.57% percentage points (4.6% vs. -15.97% over the same period). We believe that the Fund's performance reflects its investment approach, which is quite different from those of most multi-cap funds.

WHAT ARE THE MAIN DIFFERENCES BETWEEN OPPENHEIMER MAIN STREET OPPORTUNITY FUND AND OTHER MULTI-CAP FUNDS?

First of all is our investment philosophy. As largely "quantitative" managers, we focus on objective evidence that we gather from our statistical models. This helps us avoid many emotionally driven investment pitfalls. Instead, we use the data from our models to identify trends and make better informed investment decisions.

   Second, we have the flexibility to invest in the most attractive market capitalization ranges, unlike style-specific funds. And, in contrast to multi-cap funds that must always invest across several cap sizes, Oppenheimer Main Street Opportunity Fund can invest wherever we perceive the best opportunities.

1. Source: Lipper, Inc. Oppenheimer Main Street Opportunity Fund was ranked 16th out of 542 funds, as of 7/31/01.


                   2 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

----------------------------------------
CUMULATIVE TOTAL RETURNS

For the Period Ended 6/30/01(2)

               Since
               Inception
----------------------------------------
Class A        0.82%
----------------------------------------
Class B        1.40
----------------------------------------
Class C        5.30
----------------------------------------
Class Y        7.14
----------------------------------------

   That's not to say that we indiscriminately collect attractive stocks, regardless of cap size. On the contrary, based on our "top-down" model's findings, we make conscious decisions about which capitalization ranges are likely to produce the highest returns. We then select stocks within those ranges.

   During the period, our models suggested that the small-cap segment was the most attractive, based on macroeconomic, performance and valuation factors. Our experienced management team confirmed the model's recommendations--and, as a result, the Fund has overweighted small-cap stocks versus its benchmark since inception.

   Had economic and market conditions been different, the Fund could have emphasized large- or mid-cap stocks in either the growth or value categories. Shareholders should not be surprised, therefore, if the Fund shifts its focus to large-cap or mid-cap stocks in the future--wherever our models see the greatest opportunities. Of course, there can be no assurance that we will choose to invest in stocks in the best performing capitalization range at the right time.

HOW DO YOU SELECT INDIVIDUAL STOCKS FOR THE FUND?

For over nearly three decades, we have developed sophisticated, multifactor quantitative models that allow us to process exhaustive information about stocks. Because we've found that one model can't effectively evaluate all cap sizes, we have three distinct models for three separate capitalization ranges: mega- and large-cap, mid-cap, and small- and micro-cap stocks. Each model evaluates each stock in its universe, using criteria relevant to its capitalization range, and rates the stock. We then construct a diversified portfolio consisting primarily of stocks with the best ratings.


2. See Notes on page 10 for further details.




                   3 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS

-------------------------------------------------------------------------------
Although new, the Fund has the resources and flexibility to take full advantage of the managers' many years of investment experience coupled with time-tested quantitative investment models.
-------------------------------------------------------------------------------

HOW HAS YOUR EMPHASIS ON BROAD DIVERSIFICATION AFFECTED THE FUND'S PERFORMANCE?

Holding over 850 stocks, the Fund is broadly diversified to reduce the overall impact of weakness in any single stock or industry group. While some might think that such diversification could "dilute" returns, we firmly believe the opposite--that it is crucial to the Fund's strong performance. Indeed, we believe that careful diversification drove the Fund to outperform a majority of its peers over the period.

WHAT CHANGES DID YOUR MODELS RECOMMEND DURING THE REPORTING PERIOD?

The Fund began the period with a much greater proportion of small- and mid-cap stocks than its benchmark. Over the reporting period, our model suggested moving even further away from mega and large caps, toward the smaller cap sizes. And following that advice worked well for us: The Russell 2000 Small-Cap Index outperformed the Russell 1000 Large-Cap Index by 10.80 percentage points (-5.91% versus -16.71%) over the 10 months ended July 31, 2001.

HOW DOES THE FUND FIT INTO THE OPPENHEIMER MAIN STREET FAMILY?

Like its older siblings, the Fund utilizes sophisticated quantitative tools that continually undergo constant evaluation and refinement by its portfolio managers. However, while Oppenheimer Main Street(R) Growth & Income Fund, Inc. and Oppenheimer Main Street(R) Small Cap Fund are style-specific to large-cap and small-cap investing, respectively, Oppenheimer Main Street Opportunity Fund is not confined to any capitalization range. It can implement its models' findings to take advantage of potential opportunities in the equity markets much more dramatically than any style-specific product.

WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

Keep in mind that we don't try to predict the future. We make informed judgments, based on hard evidence from our models. Because our models still suggest that smaller capitalization stocks


                   4 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

-----------------------------------
SECTOR ALLOCATION(3)
[GRAPHIC]
- Financial       19.6%
- Healthcare      17.9
- Consumer
   Cyclicals      13.1
- Technology      12.9
- Consumer
   Staples        10.8
- Energy           7.0
- Capital Goods    6.1
- Utilities        5.7
- Communication
   Services        2.6
- Basic Materials  2.3
- Transportation   2.0
-----------------------------------


are more attractive than larger capitalization ones, we are maintaining our tilt towards the small-cap range. And, again based on our models' recommendations, we continue with a modest tilt toward value stocks.

   In terms of industry groups, our biggest allocation relative to the Index is in consumer cyclicals, which performed well during the reporting period. At present, we are reducing our exposure to this sector, and increasing our allocation to healthcare, which is currently our second largest position in the portfolio. On the other hand, the Fund has less exposure than the Index to technology stocks, which were the worst performers.

   Finally, we remain confident that our models will continue to help us identify the most promising capitalization ranges and individual stocks. The flexibility to invest wherever opportunities are greatest is an important part of what makes Oppenheimer Main Street Opportunity Fund The Right Way to Invest.

TOP TEN COMMON STOCK HOLDINGS(4)
----------------------------------------------------------------------------
Microsoft Corp.                                          2.3%
----------------------------------------------------------------------------
Exxon Mobil Corp.                                        1.4
----------------------------------------------------------------------------
Merck & Co., Inc.                                        1.4
----------------------------------------------------------------------------
Johnson & Johnson                                        1.3
----------------------------------------------------------------------------
International Business Machines Corp.                    1.3
----------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                 1.0
----------------------------------------------------------------------------
Philip Morris Co., Inc.                                  1.0
----------------------------------------------------------------------------
Fannie Mae                                               0.9
----------------------------------------------------------------------------
Bank of America Corp.                                    0.9
----------------------------------------------------------------------------
Procter & Gamble Co.                                     0.8

3. Portfolio is subject to change. Percentages are as of July 31, 2001, and are based on total market value of common stock.

4. Portfolio is subject to change. Percentages are as of July 31, 2001, and are based on net assets. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.


                   5 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE



HOW HAS THE FUND PERFORMED?

Below is a discussion by OppenheimerFunds, Inc. of the Fund's performance during its fiscal year ended July 31, 2001, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

MANAGEMENT'S DISCUSSION OF PERFORMANCE. During the fiscal year that ended July 31, 2001, Oppenheimer Main Street Opportunity Fund's performance was strongly influenced by its managers' decision to focus on small-cap value stocks, which represented the best performing market sector of the period. The Fund's returns were also driven by its quantitative approach to individual security selection, which rates individual stocks according to a variety of criteria that are tailored to each capitalization range. In addition, the Fund benefited from its sector allocation strategy, which favored the consumer cyclicals and energy sectors, while underweighting technology stocks.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET.

The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2001. For Class A, B, C and Y shares, performance is measured from commencement of the classes on September 25, 2000. Because Class N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B and Class C shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

   The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing


                   6 OPPENHEIMER MAIN STREET OPPORTUNITY FUND approximately 98% of the U.S. equity market. The smallest company in the Russell 3000 Index has a market value of roughly $25 million. The largest has a market value of about $70 billion.

   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   7 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--   Oppenheimer Main Street Opportunity Fund (Class A)
--   Russell 3000 Index

                          [CLASS A SHARES LINE GRAPH]

                      Oppenheimer Main Street
                     Opportunity Fund (Class A)       Russell 3000 Index

        9/25/00         $9425                            $10000
       10/31/00          9218                              9858
        1/31/01          9714                              9411
        4/30/01          9638                              8635
        7/31/01          9874                              8403

CUMULATIVE TOTAL RETURN OF CLASS A SHARES OF THE FUND AT 7/31/01(1) SINCE INCEPTION -1.26%


CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--   Oppenheimer Main Street Opportunity Fund (Class B)
--   Russell 3000 Index

                          [CLASS B SHARES LINE GRAPH]

                     Oppenheimer Main Street
                    Opportunity Fund (Class B)        Russell 3000 Index

        9/25/00        $10000                            $10000
       10/31/00          9780                              9858
        1/31/01         10280                              9411
        4/30/01         10180                              8635
        7/31/01          9900                              8403

CUMULATIVE TOTAL RETURN OF CLASS B SHARES OF THE FUND AT 7/31/01(1) SINCE INCEPTION -1.00%


1. See Notes on page 10 for further details.

                   8 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--   Oppenheimer Main Street Opportunity Fund (Class C)
--   Russell 3000 Index

                          [CLASS C SHARES LINE GRAPH]

                      Oppenheimer Main Street
                     Opportunity Fund (Class C)       Russell 3000 Index

        9/25/00          $10000                          $10000
       10/31/00            9780                            9858
        1/31/01           10280                            9411
        4/30/01           10180                            8635
        7/31/01           10300                            8403

CUMULATIVE TOTAL RETURN OF CLASS C SHARES OF THE FUND AT 7/31/01(1) SINCE INCEPTION 3.00%


CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--   Oppenheimer Main Street Opportunity Fund (Class Y)
--   Russell 3000 Index

                          [CLASS Y SHARES LINE GRAPH]

                      Oppenheimer Main Street
                     Opportunity Fund (Class Y)       Russell 3000 Index

        9/25/00          $10000                          $10000
       10/31/00            9780                            9858
        1/31/01           10314                            9411
        4/30/01           10233                            8635
        7/31/01           10494                            8403

CUMULATIVE TOTAL RETURN OF CLASS Y SHARES OF THE FUND AT 7/31/01(1) SINCE INCEPTION 4.94%

THE PERFORMANCE INFORMATION FOR THE RUSSELL 3000 INDEX IN THE GRAPHS BEGINS ON 9/30/00 FOR ALL CLASSES.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. GRAPHS ARE NOT DRAWN TO SAME SCALE.


                   9 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES

IN REVIEWING PERFORMANCE AND RANKINGS, PLEASE REMEMBER THAT PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. BECAUSE OF ONGOING MARKET VOLATILITY, THE FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS, AND CURRENT PERFORMANCE MAY BE LESS THAN THE RESULTS SHOWN. FOR UPDATES ON THE FUND'S PERFORMANCE, VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM.

Total returns and the ending account values represented in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not show the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

It is important to remember that the Fund is a new fund with a limited operating history.

CLASS A, B, C and Y shares were first publicly offered on 9/25/00. CLASS N shares were first publicly offered on 3/1/01.

Unless otherwise noted, CLASS A cumulative total returns include the current maximum initial sales charge of 5.75%.

Unless otherwise noted, CLASS B cumulative total returns include the applicable contingent deferred sales charge of 5% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Unless otherwise noted CLASS C cumulative total returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Because CLASS N shares of the Fund were first publicly offered on 3/1/01, no performance information on Class N shares is included in this report. Class N shares are offered only through retirement plans. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                   10 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS July 31, 2001

----------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 COMMON STOCKS--95.9%
----------------------------------------------------------------------
 BASIC MATERIALS--2.2%
----------------------------------------------------------------------
 CHEMICALS--1.0%
 Cabot Corp.                                      5,400  $  201,474
----------------------------------------------------------------------
 Cabot Microelectronics Corp.(1)                  6,000     421,500
----------------------------------------------------------------------
 Cambrex Corp.                                    6,900     328,785
----------------------------------------------------------------------
 Eastman Chemical Co.                             1,400      61,432
----------------------------------------------------------------------
 Engelhard Corp.                                  3,000      78,150
----------------------------------------------------------------------
 Goodrich Corp.                                   2,500      87,350
----------------------------------------------------------------------
 Lubrizol Corp. (The)                             6,000     209,280
----------------------------------------------------------------------
 Minerals Technologies, Inc.                      2,000      84,940
----------------------------------------------------------------------
 Octel Corp.(1)                                   6,000     106,800
----------------------------------------------------------------------
 OM Group, Inc.                                   4,000     234,000
----------------------------------------------------------------------
 SCP Pool Corp.(1)                                2,700     106,110
----------------------------------------------------------------------
 Universal Corp.                                  7,200     283,608
                                                          ---------
                                                          2,203,429

----------------------------------------------------------------------
 GOLD & PRECIOUS MINERALS--0.1%
 Stillwater Mining Co.(1)                         6,400     165,120
----------------------------------------------------------------------
 METALS--0.8%
 Aviall, Inc.(1)                                 19,100     199,022
----------------------------------------------------------------------
 Chicago Bridge & Iron Co. NV                     3,000      72,750
----------------------------------------------------------------------
 CIRCOR International, Inc.                       4,000      66,600
----------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. A(1)   7,600      74,176
----------------------------------------------------------------------
 Freeport-McMoRan Copper & Gold, Inc., Cl. B(1)  11,400     122,664
----------------------------------------------------------------------
 NS Group, Inc.(1)                                5,900      56,050
----------------------------------------------------------------------
 Titanium Metal Corp.                            29,500     287,920
----------------------------------------------------------------------
 UCAR International, Inc.(1)                     24,000     266,400
----------------------------------------------------------------------
 Walter Industries, Inc.                         22,000     308,880
----------------------------------------------------------------------
 Worthington Industries, Inc.                    20,000     281,200
                                                          ------------
                                                          1,735,662


----------------------------------------------------------------------
 PAPER--0.3%
 Deltic Timber Corp.                              3,000      80,400
----------------------------------------------------------------------
 Louisiana-Pacific Corp.                         16,500     175,230
----------------------------------------------------------------------
 Pactiv Corp.(1)                                  6,300      97,839
----------------------------------------------------------------------
 Rayonier, Inc.                                   6,500     300,625
                                                          ------------
                                                            654,094



                   11 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

----------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 CAPITAL GOODS--5.9%
----------------------------------------------------------------------
 AEROSPACE/DEFENSE--0.8%
 Alliant Techsystems, Inc.(1)                     3,000  $  297,600
----------------------------------------------------------------------
 American Axle & Manufacturing Holdings, Inc.(1)  7,500     157,650
----------------------------------------------------------------------
 DRS Technologies, Inc.(1)                       13,000     263,900
----------------------------------------------------------------------
 Intermagnetics General Corp.                    11,000     343,750
----------------------------------------------------------------------
 Lockheed Martin Corp.                            6,000     237,720
----------------------------------------------------------------------
 Moog, Inc., Cl. A(1)                             4,500     155,250
----------------------------------------------------------------------
 Precision Castparts Corp.                        6,500     237,250
----------------------------------------------------------------------
 Rockwell Collins, Inc.(1)                        1,900      39,330
                                                         -------------
                                                          1,732,450

----------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.3%
 BEI Technologies, Inc.                          11,000     304,810
----------------------------------------------------------------------
 EMCOR Group, Inc.(1)                             1,700      73,916
----------------------------------------------------------------------
 Encore Wire Corp.(1)                             4,000      46,600
----------------------------------------------------------------------
 Genlyte Group, Inc. (The)(1)                     6,000     189,660
                                                          ------------
                                                            614,986

----------------------------------------------------------------------
 INDUSTRIAL SERVICES--2.5%
 Administaff, Inc.(1)                             3,200      80,576
----------------------------------------------------------------------
 Advanced Marketing Services, Inc.                7,400     128,390
----------------------------------------------------------------------
 Allied Waste Industries, Inc.(1)                 8,000     150,720
----------------------------------------------------------------------
 Coinstar, Inc.(1)                               10,000     244,500
----------------------------------------------------------------------
 CONSOL Energy, Inc.                              4,000      97,080
----------------------------------------------------------------------
 Digimarc Corp.(1)                                5,000      68,500
----------------------------------------------------------------------
 Global Imaging Systems, Inc.(1)                 10,400     146,224
----------------------------------------------------------------------
 Graco, Inc.                                      6,000     202,800
----------------------------------------------------------------------
 ICT Group, Inc.(1)                              15,000     209,250
----------------------------------------------------------------------
 Kforce, Inc.(1)                                 13,000      64,220
----------------------------------------------------------------------
 Lincoln Electric Holdings, Inc.                 13,200     315,744
----------------------------------------------------------------------
 McDermott International, Inc.(1)                20,000     220,800
----------------------------------------------------------------------
 Mobile Mini, Inc.(1)                             4,000     127,920
----------------------------------------------------------------------
 National Data Corp.                              5,000     171,750
----------------------------------------------------------------------
 National Processing, Inc.(1)                     8,000     253,600
----------------------------------------------------------------------
 Navigant Consulting, Inc.(1)                    14,000      91,980
----------------------------------------------------------------------
 Newpark Resources, Inc.(1)                      17,200     152,736
----------------------------------------------------------------------
 Osmonics, Inc.(1)                                7,400     106,412
----------------------------------------------------------------------
 Peabody Energy Corp.                             1,300      32,474
----------------------------------------------------------------------
 Philadelphia Suburban Corp.                      8,100     206,874
----------------------------------------------------------------------
 Planar Systems, Inc.(1)                         13,000     396,370
----------------------------------------------------------------------
 Right Management Consultants, Inc.(1)            7,300     175,127


                   12 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
----------------------------------------------------------------------
 INDUSTRIAL SERVICES Continued
 Stericycle, Inc.(1)                              4,000  $  196,960
----------------------------------------------------------------------
 Sylvan Learning Systems, Inc.(1)                13,000     351,260
----------------------------------------------------------------------
 Teekay Shipping Corp.                            4,000     137,600
----------------------------------------------------------------------
 Tetra Technologies, Inc.(1)                     14,000     342,160
----------------------------------------------------------------------
 TRC Cos., Inc.(1)                                3,500     145,950
----------------------------------------------------------------------
 URS Corp.(1)                                     5,000     122,350
----------------------------------------------------------------------
 Viad Corp.                                       6,000     146,880
----------------------------------------------------------------------
 Wackenhut Corrections Corp.(1)                  19,500     254,865
                                                         -------------
                                                          5,342,072

----------------------------------------------------------------------
 MANUFACTURING--2.3%
 AEP Industries, Inc.(1)                          4,500     127,260
----------------------------------------------------------------------
 Albany International Corp., Cl. A(1)             9,400     187,530
----------------------------------------------------------------------
 American Standard Cos., Inc.(1)                  2,000     136,100
----------------------------------------------------------------------
 American Woodmark Corp.                          6,700     318,585
----------------------------------------------------------------------
 Ameron International Corp.                       3,000     197,250
----------------------------------------------------------------------
 AptarGroup, Inc.                                 8,200     270,600
----------------------------------------------------------------------
 Astronics Corp.                                  7,400     110,597
----------------------------------------------------------------------
 Columbia Sportswear Co.(1)                       2,550      99,042
----------------------------------------------------------------------
 Donaldson Co., Inc.                              6,600     203,280
----------------------------------------------------------------------
 Flowserve Corp.(1)                               3,100      76,260
----------------------------------------------------------------------
 Harsco Corp.                                     7,100     216,976
----------------------------------------------------------------------
 Hillenbrand Industries, Inc.                     3,600     203,760
----------------------------------------------------------------------
 Interpool, Inc.                                  3,000      57,600
----------------------------------------------------------------------
 Ivex Packaging Corp.(1)                         18,000     333,000
----------------------------------------------------------------------
 Knight Transportation, Inc.(1)                  14,500     347,130
----------------------------------------------------------------------
 Matthews International Corp., Cl. A              6,500     282,945
----------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.             3,000     335,640
----------------------------------------------------------------------
 NACCO Industries, Inc., Cl. A                    3,000     207,150
----------------------------------------------------------------------
 Oakley, Inc.(1)                                  9,600     179,520
----------------------------------------------------------------------
 Pall Corp.                                       5,000     119,500
----------------------------------------------------------------------
 Paxar Corp.(1)                                   5,000      68,000
----------------------------------------------------------------------
 Silgan Holdings, Inc.(1)                         7,500     168,375
----------------------------------------------------------------------
 SPS Technologies, Inc.(1)                        2,000      93,800
----------------------------------------------------------------------
 Stewart & Stevenson Services, Inc.               8,000     237,760
----------------------------------------------------------------------
 Woodward Governor Co.                            3,500     256,865
                                                         -------------
                                                          4,834,525


                   13 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

----------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 COMMUNICATION SERVICES--2.5%
----------------------------------------------------------------------
 TELECOMMUNICATIONS: LONG DISTANCE--2.0%
 AT&T Corp.                                      40,000  $  808,400
----------------------------------------------------------------------
 Boston Communications Group, Inc.(1)             6,000      86,220
----------------------------------------------------------------------
 Copper Mountain Networks, Inc.(1)               60,000     196,800
----------------------------------------------------------------------
 General Cable Corp.                             15,000     240,600
----------------------------------------------------------------------
 General Communication, Inc., Cl. A(1)           31,700     379,449
----------------------------------------------------------------------
 Illuminet Holdings, Inc.(1)                      9,700     293,037
----------------------------------------------------------------------
 InterVoice-Brite, Inc.(1)                       15,000     193,650
----------------------------------------------------------------------
 Lightbridge, Inc.(1)                             8,500      91,800
----------------------------------------------------------------------
 Metro One Telecommunication, Inc.(1)             9,300     353,493
----------------------------------------------------------------------
 SymmetriCom, Inc.(1)                            19,000     213,750
----------------------------------------------------------------------
 Verizon Communications, Inc.                    25,000   1,353,750
                                                         -------------
                                                          4,210,949

----------------------------------------------------------------------
 TELEPHONE UTILITIES--0.5%
 BellSouth Corp.                                 18,000     732,600
----------------------------------------------------------------------

 Commonwealth Telephone Enterprises, Inc.(1)      8,700     372,360
                                                         -------------
                                                          1,104,960

----------------------------------------------------------------------
 TELECOMMUNICATIONS: WIRELESS--0.0%
 Amdocs Ltd.(1)                                   1,200      54,084
----------------------------------------------------------------------
 CONSUMER CYCLICALS--12.5%
----------------------------------------------------------------------
 AUTOS & HOUSING--3.4%
 Apogee Enterprises, Inc.                        14,000     206,780
----------------------------------------------------------------------
 Applica, Inc.(1)                                21,000     208,950
----------------------------------------------------------------------
 Beazer Homes USA, Inc.(1)                        3,500     255,360
----------------------------------------------------------------------
 Building Materials Holding Corp.(1)              7,500     114,000
----------------------------------------------------------------------
 Centex Corp.                                     4,200     197,568
----------------------------------------------------------------------
 Champion Enterprises, Inc.(1)                   17,000     185,300
----------------------------------------------------------------------
 Crossmann Communities, Inc.                      4,000     158,680
----------------------------------------------------------------------
 Dal-Tile International, Inc.(1)                 16,600     321,210
----------------------------------------------------------------------
 Direct Focus, Inc.(1)                            6,250     301,875
----------------------------------------------------------------------
 Florida Rock Industries, Inc.                    6,100     328,180
----------------------------------------------------------------------
 Fortune Brands, Inc.                             5,000     183,100
----------------------------------------------------------------------
 Group 1 Automotive, Inc.(1)                     11,000     349,910
----------------------------------------------------------------------
 Hovnanian Enterprises, Inc., Cl. A(1)            5,000      73,750
----------------------------------------------------------------------
 KB Home                                          9,700     316,123
----------------------------------------------------------------------
 Kennametal, Inc.                                 9,500     366,700
----------------------------------------------------------------------
 M.D.C. Holdings, Inc.                            7,400     310,356
----------------------------------------------------------------------
 NVR, Inc.(1)                                     1,700     299,625
----------------------------------------------------------------------
 Pep Boys--Manny, Moe & Jack                     18,000     246,600

                   14 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 AUTOS & HOUSING Continued
 Polaris Industries, Inc.                         2,000  $   97,760
----------------------------------------------------------------------
 Pulte Homes, Inc.                                6,000     249,060
----------------------------------------------------------------------
 Rollins, Inc.                                    4,700      92,825
----------------------------------------------------------------------
 Ryland Group, Inc. (The)                         5,000     312,450
----------------------------------------------------------------------
 Schuler Homes, Inc.(1)                           6,900      99,912
----------------------------------------------------------------------
 Selective Insurance Group, Inc.                  5,200     137,800
----------------------------------------------------------------------
 St. Joe Co. (The)                                2,600      76,570
----------------------------------------------------------------------
 Stanley Works (The)                              1,000      43,590
----------------------------------------------------------------------
 Stratus Properties, Inc.(1)                      7,500      74,625
----------------------------------------------------------------------
 Toll Brothers, Inc.(1)                           7,300     288,350
----------------------------------------------------------------------
 Toro Co. (The)                                   4,500     212,175
----------------------------------------------------------------------
 Universal Forest Products, Inc.                 17,000     333,370
----------------------------------------------------------------------
 Visteon Corp.                                    7,000     147,910
----------------------------------------------------------------------
 Watsco, Inc.                                     7,700     109,340
----------------------------------------------------------------------
 Whirlpool Corp.                                  1,500     105,810
----------------------------------------------------------------------
 Winnebago Industries, Inc.                       5,000     139,750
----------------------------------------------------------------------
 York International Corp.                         8,500     281,520
                                                         -------------
                                                          7,226,884

----------------------------------------------------------------------
 CONSUMER SERVICES--1.4%
 Ambassadors International, Inc.                  6,100     143,350
----------------------------------------------------------------------
 AmeriPath, Inc.(1)                               6,300     189,189
----------------------------------------------------------------------
 Boron, LePore & Associates, Inc.(1)             15,000     233,550
----------------------------------------------------------------------
 Dun & Bradstreet Corp.(1)                       11,000     304,480
----------------------------------------------------------------------
 Expedia, Inc., Cl. A(1)                          4,000     193,360
----------------------------------------------------------------------
 Fluor Corp.                                      5,000     197,650
----------------------------------------------------------------------
 FTI Consulting, Inc.(1)                          8,500     181,815
----------------------------------------------------------------------
 H&R Block, Inc.                                  3,000     214,110
----------------------------------------------------------------------
 IMS Health, Inc.                                11,000     282,700
----------------------------------------------------------------------
 Midas, Inc.                                      4,000      56,000
----------------------------------------------------------------------
 Moody's Corp.                                    3,000      99,780
----------------------------------------------------------------------
 Rent-A-Center, Inc.(1)                           6,900     248,952
----------------------------------------------------------------------
 Rightchoice Managed Care, Inc.(1)                6,500     322,075
----------------------------------------------------------------------
 Watson Wyatt & Co. Holdings(1)                  12,000     318,000
                                                         -------------
                                                          2,985,011

----------------------------------------------------------------------
 LEISURE & ENTERTAINMENT--1.9%
 ABM Industries, Inc.                             4,000     146,200
----------------------------------------------------------------------
 Action Performance Cos., Inc.(1)                10,600     242,740
----------------------------------------------------------------------
 Activision, Inc.(1)                              7,800     264,576
----------------------------------------------------------------------
 Alliance Gaming Corp.(1)                         5,700     174,420


                   15 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 LEISURE & ENTERTAINMENT Continued
 Ameristar Casinos, Inc.(1)                       5,600   $  98,840
----------------------------------------------------------------------
 Anchor Gaming(1)                                 4,000     207,920
----------------------------------------------------------------------
 Argosy Gaming Co.(1)                            12,100     319,440
----------------------------------------------------------------------
 Boyd Gaming Corp.(1)                            16,000      96,320
----------------------------------------------------------------------
 Choice Hotels International, Inc.(1)            12,700     268,605
----------------------------------------------------------------------
 Crestline Capital Corp.(1)                       2,100      60,732
----------------------------------------------------------------------
 Galileo International, Inc.                      7,000     232,680
----------------------------------------------------------------------
 GTech Holdings Corp.(1)                          7,900     253,195
----------------------------------------------------------------------
 Handleman Co.(1)                                16,000     240,000
----------------------------------------------------------------------
 International Game Technology(1)                 3,000     155,940
----------------------------------------------------------------------
 JAKKS Pacific, Inc.(1)                           5,000     100,150
----------------------------------------------------------------------
 MTR Gaming Group, Inc.(1)                       18,200     197,834
----------------------------------------------------------------------
 Pegasus Solutions, Inc.(1)                       6,000      53,400
----------------------------------------------------------------------
 Penn National Gaming, Inc.(1)                   14,000     273,560
----------------------------------------------------------------------
 ResortQuest International, Inc.(1)              14,000     134,120
----------------------------------------------------------------------
 Shuffle Master, Inc.(1)                         18,000     314,640
----------------------------------------------------------------------
 Vail Resorts, Inc.(1)                            3,600      71,820
----------------------------------------------------------------------
 WMS Industries, Inc.(1)                          8,000     184,000
                                                         -------------
                                                          4,091,132

----------------------------------------------------------------------
 MEDIA--0.8%
 Banta Corp.                                      9,700     269,757
----------------------------------------------------------------------
 Deluxe Corp.                                     4,200     132,468
----------------------------------------------------------------------
 Harland (John H.) Co.                           15,900     339,465
----------------------------------------------------------------------
 Journal Register Co.(1)                         16,700     292,250
----------------------------------------------------------------------
 Lee Enterprises, Inc.                            7,000     236,180
----------------------------------------------------------------------
 Martha Stewart Living Omnimedia, Inc., Cl. A(1) 10,200     203,184
----------------------------------------------------------------------
 R.H. Donnelley Corp.(1)                          9,200     285,200
                                                         -------------
                                                          1,758,504

----------------------------------------------------------------------
 RETAIL: GENERAL--0.3%
 Dress Barn, Inc. (The)(1)                        3,000      68,850
----------------------------------------------------------------------
 Federated Department Stores, Inc.(1)             2,400      92,640
----------------------------------------------------------------------
 May Department Stores Co.                        5,000     166,000
----------------------------------------------------------------------
 Sears Roebuck & Co.                              2,400     112,752
----------------------------------------------------------------------
 Tuesday Morning Corp.(1)                        10,200     125,970
----------------------------------------------------------------------
 Value City Department Stores, Inc.(1)           10,000      62,400
                                                           -----------
                                                            628,612


                   16 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 RETAIL: SPECIALTY--3.6%
 Alloy Online, Inc.(1)                           17,000    $293,080
----------------------------------------------------------------------
 American Eagle Outfitters, Inc.(1)               4,500     165,375
----------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                        5,200     166,920
----------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                     1,000      56,000
----------------------------------------------------------------------
 Blockbuster, Inc., Cl. A                        10,000     172,500
----------------------------------------------------------------------
 Buckle, Inc. (The)(1)                            2,000      38,000
----------------------------------------------------------------------
 Burlington Coat Factory Warehouse Corp.         14,300     218,790
----------------------------------------------------------------------
 Cash America International, Inc.                21,900     201,480
----------------------------------------------------------------------
 Cato Corp., Cl. A                               12,000     197,160
----------------------------------------------------------------------
 Charlotte Russe Holding, Inc.(1)                 5,000     126,900
----------------------------------------------------------------------
 Chico's FAS, Inc.(1)                             8,100     301,887
----------------------------------------------------------------------
 Children's Place Retail Stores, Inc.(1)         10,900     273,045
----------------------------------------------------------------------
 Christopher & Banks Corp.(1)                     5,900     158,120
----------------------------------------------------------------------
 Circuit City Stores, Inc./CarMax Group(1)       20,000     315,200
----------------------------------------------------------------------
 Elizabeth Arden, Inc.(1)                         7,000     140,000
----------------------------------------------------------------------
 Fossil, Inc.(1)                                 11,400     228,000
----------------------------------------------------------------------
 Fred's, Inc.                                    13,750     348,562
----------------------------------------------------------------------
 Genesco, Inc.(1)                                11,900     387,345
----------------------------------------------------------------------
 Helen of Troy Ltd.(1)                            7,000      97,650
----------------------------------------------------------------------
 Hot Topic, Inc.(1)                               7,000     187,600
----------------------------------------------------------------------
 J. Jill Group, Inc.(1)                          12,000     181,440
----------------------------------------------------------------------
 Lands' End, Inc.(1)                              3,000     122,760
----------------------------------------------------------------------
 MCSi, Inc.(1)                                    7,000      87,500
----------------------------------------------------------------------
 Michaels Stores, Inc.(1)                         7,100     297,987
----------------------------------------------------------------------
 Movado Group, Inc.                               4,700      89,018
----------------------------------------------------------------------
 Movie Gallery, Inc.(1)                           5,000     143,650
----------------------------------------------------------------------
 Nike, Inc., Cl. B                                3,000     142,650
----------------------------------------------------------------------
 O'Reilly Automotive, Inc.(1)                    11,000     383,900
----------------------------------------------------------------------
 Pier 1 Imports, Inc.                            13,800     162,150
----------------------------------------------------------------------
 Reebok International Ltd.(1)                     5,900     188,859
----------------------------------------------------------------------
 Regis Corp. of Minnesota                        13,300     247,513
----------------------------------------------------------------------
 Ross Stores, Inc.                                4,300     101,136
----------------------------------------------------------------------
 School Specialty, Inc.(1)                        6,000     160,800
----------------------------------------------------------------------
 Skechers U.S.A., Inc., Cl. A(1)                  3,700      78,070
----------------------------------------------------------------------
 Smart & Final, Inc.(1)                           5,000      52,250
----------------------------------------------------------------------
 Stride Rite Corp.                               22,500     221,625
----------------------------------------------------------------------
 Talbots, Inc. (The)                              3,900     167,700
----------------------------------------------------------------------
 TJX Cos., Inc.                                   5,400     183,654
----------------------------------------------------------------------
 Tweeter Home Entertainment Group, Inc.(1)        4,800     136,944
----------------------------------------------------------------------
 UniFirst Corp.                                  13,000     220,350

                   17 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 RETAIL: SPECIALTY Continued
 Wet Seal, Inc., Cl. A(1)                         2,300  $   31,418
----------------------------------------------------------------------
 Wolverine World Wide, Inc.                      11,500     208,150
----------------------------------------------------------------------
 Yankee Candle, Inc. (The)(1)                     3,100      52,855
                                                         -------------
                                                          7,735,993

----------------------------------------------------------------------
 TEXTILE/APPAREL & HOME FURNISHINGS--1.1%
 Abercrombie & Fitch Co., Cl. A(1)                3,500     135,870
----------------------------------------------------------------------
 Coach, Inc.(1)                                   4,015     151,647
----------------------------------------------------------------------
 Deb Shops, Inc.                                 11,000     224,400
----------------------------------------------------------------------
 Hancock Fabrics, Inc.                           19,500     223,275
----------------------------------------------------------------------
 Liz Claiborne, Inc.                              4,000     212,600
----------------------------------------------------------------------
 Maxwell Shoe Co., Inc.(1)                       12,000     210,720
----------------------------------------------------------------------
 Phillips-Van Heusen Corp.                        9,000     123,300
----------------------------------------------------------------------
 Polo Ralph Lauren Corp.(1)                       5,000     122,500
----------------------------------------------------------------------
 Quaker Fabric Corp.(1)                          28,000     236,600
----------------------------------------------------------------------
 Quicksilver, Inc.(1)                             4,000      84,200
----------------------------------------------------------------------
 Tommy Hilfiger Corp.(1)                         13,900     198,214
----------------------------------------------------------------------
 Too, Inc.(1)                                    11,200     271,152
----------------------------------------------------------------------
 Vans, Inc.(1)                                   10,300     192,610
                                                         -------------
                                                          2,387,088

----------------------------------------------------------------------
 CONSUMER STAPLES--10.3%
----------------------------------------------------------------------
 BEVERAGES--1.4%
 Anheuser-Busch Cos., Inc.                       23,000     996,130
----------------------------------------------------------------------
 Brown-Forman Corp., Cl. B                        1,500     102,495
----------------------------------------------------------------------
 Coca-Cola Co. (The)                             37,000   1,650,200
----------------------------------------------------------------------
 Cott Corp.(1)                                   11,000     144,650
----------------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)                 4,800     209,184
                                                         -------------
                                                          3,102,659

----------------------------------------------------------------------
 BROADCASTING--0.2%
 Crown Media Holdings, Inc., Cl. A(1)            14,000     241,640
----------------------------------------------------------------------

 Saga Communications, Inc., Cl. A(1)             11,900     236,691
                                                         -------------
                                                            478,331

----------------------------------------------------------------------
 EDUCATION--0.5%
 Apollo Group, Inc., Cl. A(1)                     2,000      87,080
----------------------------------------------------------------------
 Corinthian Colleges, Inc.(1)                     5,800     269,178
----------------------------------------------------------------------
 ITT Educational Services, Inc.(1)                6,600     264,660
----------------------------------------------------------------------
 New Horizons Worldwide, Inc.(1)                  8,000     109,440
----------------------------------------------------------------------
 Strayer Education, Inc.                          5,400     274,212
                                                         -------------
                                                          1,004,570

                   18 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 ENTERTAINMENT--2.5%
 AFC Enterprises, Inc.(1)                         9,000  $  197,190
----------------------------------------------------------------------
 AMC Entertainment, Inc.(1)                      20,000     260,200
----------------------------------------------------------------------
 Applebee's International, Inc.                  10,750     325,725
----------------------------------------------------------------------
 Aztar Corp.(1)                                  10,900     162,628
----------------------------------------------------------------------
 Bob Evans Farms, Inc.                           13,200     243,936
----------------------------------------------------------------------
 Brinker International, Inc.(1)                   6,000     151,320
----------------------------------------------------------------------
 Buca, Inc.(1)                                   10,000     169,500
----------------------------------------------------------------------
 CBRL Group, Inc.                                11,200     217,168
----------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                       6,100     217,709
----------------------------------------------------------------------
 Cheesecake Factory, Inc. (The)(1)               10,950     332,880
----------------------------------------------------------------------
 Churchill Downs, Inc.                            5,000     145,250
----------------------------------------------------------------------
 Darden Restaurants, Inc.                         5,000     149,500
----------------------------------------------------------------------
 IHOP Corp.(1)                                    6,000     169,800
----------------------------------------------------------------------
 Jack in the Box, Inc.(1)                         3,000      85,050
----------------------------------------------------------------------
 Landry's Restaurants, Inc.                      18,900     357,210
----------------------------------------------------------------------
 LodgeNet Entertainment Corp.(1)                  5,000      95,000
----------------------------------------------------------------------
 Lone Star Steakhouse & Saloon, Inc.             12,100     131,890
----------------------------------------------------------------------
 P.F. Chang's China Bistro, Inc.(1)               8,600     351,912
----------------------------------------------------------------------
 Panera Bread Co., Cl. A(1)                       7,000     253,120
----------------------------------------------------------------------
 Papa John's International, Inc.(1)               6,700     162,140
----------------------------------------------------------------------
 Rare Hospitality International, Inc.(1)          6,400     130,944
----------------------------------------------------------------------
 Ruby Tuesday, Inc.                              16,400     305,040
----------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)             12,600     210,042
----------------------------------------------------------------------
 Sonic Corp.(1)                                   6,000     178,860
----------------------------------------------------------------------
 THQ, Inc.(1)                                     3,000     148,950
----------------------------------------------------------------------
 Wendy's International, Inc.                      7,400     198,394
                                                         -------------
                                                          5,351,358

----------------------------------------------------------------------
 FOOD--2.3%
 American Italian Pasta Co.(1)                    8,000     378,000
----------------------------------------------------------------------
 Campbell Soup Co.                                6,000     164,160
----------------------------------------------------------------------
 ConAgra Foods, Inc.                              3,000      64,470
----------------------------------------------------------------------
 Dole Food Co., Inc.                             14,400     324,576
----------------------------------------------------------------------
 Fresh Del Monte Produce, Inc.(1)                26,000     310,700
----------------------------------------------------------------------
 Green Mountain Coffee, Inc.(1)                   7,000     268,870
----------------------------------------------------------------------
 Hershey Foods Corp.                              5,000     301,800
----------------------------------------------------------------------
 J & J Snack Foods Corp.(1)                       4,500     105,660
----------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A(1)                     13,400     414,730
----------------------------------------------------------------------
 Lance, Inc.                                     18,000     236,700
----------------------------------------------------------------------
 McCormick & Co., Inc., Non-Vtg.                  5,000     213,450
----------------------------------------------------------------------
 Nash Finch Co.                                  14,000     440,020


                   19 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

-------------------------------------------------------------------------------

                                                          MARKET VALUE
                                                 SHARES    SEE NOTE 1
======================================================================
 FOOD Continued
 Nature's Sunshine Products, Inc.                 7,000  $   85,120
----------------------------------------------------------------------
 O'Charley's, Inc.(1)                             9,000     167,040
----------------------------------------------------------------------
 Sanderson Farms, Inc.                            3,000      40,170
----------------------------------------------------------------------
 Sara Lee Corp.                                  14,654     295,571
----------------------------------------------------------------------
 Sysco Corp.                                      5,000     134,200
----------------------------------------------------------------------
 Triarc Cos.(1)                                   3,000      78,600
----------------------------------------------------------------------
 Unilever NV, NY Shares                           6,000     359,700
----------------------------------------------------------------------
 Wrigley William Jr. Co.                         12,000     599,040
                                                         -------------
                                                          4,982,577

----------------------------------------------------------------------
 FOOD & DRUG RETAILERS--0.9%
 CVS Corp.                                        6,000     216,060
----------------------------------------------------------------------
 Duane Reade, Inc.(1)                             4,600     169,280
----------------------------------------------------------------------
 Express Scripts, Inc.(1)                         4,000     233,400
----------------------------------------------------------------------
 Fleming Cos., Inc.                              10,600     375,452
----------------------------------------------------------------------
 Kroger Co. (The)(1)                              2,000      52,720
----------------------------------------------------------------------
 Pathmark Stores, Inc.(1)                         2,000      49,580
----------------------------------------------------------------------
 Safeway, Inc.(1)                                 4,000     176,640
----------------------------------------------------------------------
 United Natural Foods, Inc.(1)                    6,500     144,235
----------------------------------------------------------------------
 Walgreen Co.                                    10,000     337,000
----------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                          6,500     149,110
                                                         -------------
                                                          1,903,477

----------------------------------------------------------------------
 HOUSEHOLD GOODS--1.2%
 Avon Products, Inc.                              2,000      92,780
----------------------------------------------------------------------
 Dial Corp. (The)                                24,000     389,040
----------------------------------------------------------------------
 Procter & Gamble Co.                            25,000   1,775,500
----------------------------------------------------------------------
 Ruddick Corp.                                   13,000     210,600
----------------------------------------------------------------------
 Schweitzer-Mauduit International, Inc.           4,000      97,920
                                                         -------------
                                                          2,565,840

----------------------------------------------------------------------
 TOBACCO--1.3%
 DIMON, Inc.                                     24,000     222,960
----------------------------------------------------------------------
 Philip Morris Cos., Inc.                        46,000   2,093,000
----------------------------------------------------------------------
 R.J. Reynolds Tobacco Holdings, Inc.             3,400     182,614
----------------------------------------------------------------------
 Standard Commercial Corp.                        4,000      68,200
----------------------------------------------------------------------
 UST, Inc.                                        6,300     194,985
                                                         -------------
                                                          2,761,759

                   20 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 ENERGY--6.7%
===================================================================================
 ENERGY SERVICES--1.4%
 Atwood Oceanics, Inc.(1)                                     2,400    $    78,960
-----------------------------------------------------------------------------------
 Baker Hughes, Inc.                                           7,000        249,060
-----------------------------------------------------------------------------------
 Cal Dive International, Inc.(1)                             11,200        209,440
-----------------------------------------------------------------------------------
 Carbo Ceramics, Inc.                                         6,000        178,800
-----------------------------------------------------------------------------------
 Ensign Resource Service Group, Inc.                         28,000        255,561
-----------------------------------------------------------------------------------
 FMC Technologies, Inc.(1)                                    6,200        112,034
-----------------------------------------------------------------------------------
 Global Industries Ltd.(1)                                    5,000         50,900
-----------------------------------------------------------------------------------
 Grant Prideco, Inc.(1)                                       3,700         50,209
-----------------------------------------------------------------------------------
 Grey Wolf, Inc.(1)                                          64,800        202,176
-----------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                         19,400        205,640
-----------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                      2,000         62,320
-----------------------------------------------------------------------------------
 Lufkin Industries, Inc.                                      3,000         80,040
-----------------------------------------------------------------------------------
 Oceaneering International, Inc.(1)                          10,000        210,000
-----------------------------------------------------------------------------------
 Smith International, Inc.(1)                                 1,200         65,280
-----------------------------------------------------------------------------------
 Superior Energy Services, Inc.(1)                           36,000        306,000
-----------------------------------------------------------------------------------
 Tesco Corp.(1)                                              10,000         98,142
-----------------------------------------------------------------------------------
 Tidewater, Inc.                                              2,500         88,100
-----------------------------------------------------------------------------------
 Torch Offshore, Inc.(1)                                     15,700        125,286
-----------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                                 12,000        138,576
-----------------------------------------------------------------------------------
 Varco International, Inc.(1)                                 7,500        120,300
-----------------------------------------------------------------------------------
 Weatherford International, Inc.(1)                           2,500        105,375
                                                                       ------------
                                                                         2,992,199


===================================================================================
 OIL: DOMESTIC--3.8%
 Amerada Hess Corp.                                           1,600        123,648
-----------------------------------------------------------------------------------
 Anadarko Petroleum Corp.                                     3,000        170,400
-----------------------------------------------------------------------------------
 Ashland, Inc.                                                2,300         90,551
-----------------------------------------------------------------------------------
 Burlington Resources, Inc.                                   3,400        147,050
-----------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                     15,000        152,250
-----------------------------------------------------------------------------------
 Chieftain International, Inc.(1)                             5,000        144,800
-----------------------------------------------------------------------------------
 Denbury Resources, Inc.(1)                                   5,000         44,250
-----------------------------------------------------------------------------------
 EOG Resources, Inc.                                          2,900        102,515
-----------------------------------------------------------------------------------
 Exxon Mobil Corp.                                           70,000      2,923,200
-----------------------------------------------------------------------------------
 Frontier Oil Corp.                                          30,000        386,400
-----------------------------------------------------------------------------------
 Holly Corp.                                                 26,000        425,100
-----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                             3,000        189,540
-----------------------------------------------------------------------------------
 Key Production Co., Inc.(1)                                  7,800        124,020
-----------------------------------------------------------------------------------
 Mitchell Energy & Development Corp., Cl. A                   1,300         60,580
-----------------------------------------------------------------------------------
 Murphy Oil Corp.                                             4,000        306,200
-----------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                   1,200         33,168

                  21 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 OIL: DOMESTIC Continued
 Ocean Energy, Inc.                                          10,000    $   196,400
-----------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                       5,100        135,762
-----------------------------------------------------------------------------------
 Penn Virginia Corp.                                          4,100        151,618
-----------------------------------------------------------------------------------
 Phillips Petroleum Co.                                       1,500         85,635
-----------------------------------------------------------------------------------
 Quicksilver Resources, Inc.(1)                              18,000        285,840
-----------------------------------------------------------------------------------
 Spinnaker Exploration Co.(1)                                 7,000        282,100
-----------------------------------------------------------------------------------
 Sunoco, Inc.                                                 3,700        127,946
-----------------------------------------------------------------------------------
 Swift Energy Co.(1)                                          9,000        281,070
-----------------------------------------------------------------------------------
 Syntroleum Corp.(1)                                         15,000         81,000
-----------------------------------------------------------------------------------
 Texaco, Inc.                                                 4,000        277,000
-----------------------------------------------------------------------------------
 Tosco Corp.                                                  5,000        223,500
-----------------------------------------------------------------------------------
 Ultramar Diamond Shamrock Corp.                              2,900        137,025
-----------------------------------------------------------------------------------
 Unit Corp.(1)                                               13,100        172,658
-----------------------------------------------------------------------------------
 Unocal Corp.                                                 4,000        143,120
-----------------------------------------------------------------------------------
 USX-Marathon Group, Inc.                                     5,300        157,251
                                                                       ------------
                                                                         8,161,597


===================================================================================
 OIL: INTERNATIONAL--1.5%
 Anderson Exploration Ltd.(1)                                15,000        272,344
-----------------------------------------------------------------------------------
 Baytex Energy Ltd.(1)                                       15,000         95,688
-----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(1)                                163,300        255,357
-----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                         15,000        333,682
-----------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.                              5,000        148,031
-----------------------------------------------------------------------------------
 Compton Petroleum Corp.(1)                                  90,000        242,018
-----------------------------------------------------------------------------------
 PanCanadian Petroleum Ltd.                                  12,000        336,823
-----------------------------------------------------------------------------------
 Paramount Resources Ltd.(1)                                 20,000        190,395
-----------------------------------------------------------------------------------
 Penn West Petroleum Ltd.(1)                                 10,000        219,838
-----------------------------------------------------------------------------------
 Purcell Energy Ltd.(1)                                      93,100        203,451
-----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                                18,000        260,508
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.                                        4,000        157,891
-----------------------------------------------------------------------------------
 Velvet Exploration Ltd.(1)                                  52,000        276,603
-----------------------------------------------------------------------------------
 Ventus Energy Ltd.(1)                                       30,000        145,250
-----------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                                 17,000        103,998
                                                                       ------------
                                                                         3,241,877


===================================================================================
 FINANCIAL--18.8%
===================================================================================
 BANKS--8.2%
 1st Source Corp.                                             5,775        140,506
-----------------------------------------------------------------------------------
 American Financial Holdings, Inc.                           12,000        284,640
-----------------------------------------------------------------------------------
 American Home Mortgage Holdings, Inc.                       20,700        372,600
-----------------------------------------------------------------------------------
 Andover Bancorp, Inc.                                        3,000        153,780

                  22 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 BANKS Continued
 Area Bancshares Corp.                                        3,000    $    46,830
-----------------------------------------------------------------------------------
 Arrow Financial Corp.                                        5,100        142,137
-----------------------------------------------------------------------------------
 Associated Banc-Corp.                                        7,000        249,830
-----------------------------------------------------------------------------------
 Astoria Financial Corp.                                      3,000        179,970
-----------------------------------------------------------------------------------
 BancFirst Corp.                                              1,000         42,500
-----------------------------------------------------------------------------------
 BancorpSouth, Inc.                                          10,000        161,000
-----------------------------------------------------------------------------------
 BancWest Corp.                                               3,000        104,370
-----------------------------------------------------------------------------------
 Bank of America Corp.                                       30,000      1,908,600
-----------------------------------------------------------------------------------
 Banknorth Group, Inc.                                        7,000        160,720
-----------------------------------------------------------------------------------
 Banner Corp.                                                 9,600        211,200
-----------------------------------------------------------------------------------
 BOK Financial Corp.                                          3,090         94,430
-----------------------------------------------------------------------------------
 Boston Private Financial Holdings, Inc.                     14,000        332,080
-----------------------------------------------------------------------------------
 Capitol Federal Financial                                   17,500        323,750
-----------------------------------------------------------------------------------
 Charter One Financial, Inc.                                  7,000        224,770
-----------------------------------------------------------------------------------
 City National Corp.                                          3,500        164,500
-----------------------------------------------------------------------------------
 Coastal Bancorp, Inc.                                       10,000        361,200
-----------------------------------------------------------------------------------
 Comerica, Inc.                                               3,000        184,770
-----------------------------------------------------------------------------------
 Commerce Bancorp, Inc.                                       2,000        152,400
-----------------------------------------------------------------------------------
 Commerce Bancshares, Inc.                                    3,000        116,220
-----------------------------------------------------------------------------------
 Commercial Federal Corp.                                     3,000         74,700
-----------------------------------------------------------------------------------
 Community First Bankshares, Inc.                            12,000        295,200
-----------------------------------------------------------------------------------
 Connecticut Bancshares, Inc.                                 3,000         75,870
-----------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                                   6,000        210,660
-----------------------------------------------------------------------------------
 CVB Financial Corp.                                          4,300         81,571
-----------------------------------------------------------------------------------
 Dime Community Bancshares                                   10,000        380,000
-----------------------------------------------------------------------------------
 F.N.B. Corp.                                                 6,300        166,194
-----------------------------------------------------------------------------------
 First BanCorp                                                7,700        223,685
-----------------------------------------------------------------------------------
 First Citizens BancShares, Inc., Cl. A                       1,900        190,969
-----------------------------------------------------------------------------------
 First Commonwealth Financial Corp.                          12,500        165,000
-----------------------------------------------------------------------------------
 First Federal Capital Corp.                                  5,600         89,432
-----------------------------------------------------------------------------------
 First Financial Bankshares, Inc.                             1,025         31,293
-----------------------------------------------------------------------------------
 First Indiana Corp.                                          3,000         78,690
-----------------------------------------------------------------------------------
 First Midwest Bancorp, Inc.                                  1,000         32,940
-----------------------------------------------------------------------------------
 First Republic Bank(1)                                       8,000        209,200
-----------------------------------------------------------------------------------
 First Sentinel Bancorp, Inc.                                13,700        170,702
-----------------------------------------------------------------------------------
 First Tennessee National Corp.                               6,000        206,400
-----------------------------------------------------------------------------------
 Frontier Financial Corp.                                     8,600        242,176
-----------------------------------------------------------------------------------
 Glacier Bancorp, Inc.                                       10,000        179,000
-----------------------------------------------------------------------------------
 Great Southern Bancorp, Inc.                                 6,500        188,890
-----------------------------------------------------------------------------------
 Hancock Holding Co.                                          1,000         41,920

                  23 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 BANKS Continued
 Harbor Florida Bancshares, Inc.                             11,700    $   222,885
-----------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                                       16,200        303,102
-----------------------------------------------------------------------------------
 Independence Community Bank Corp.                           18,000        387,000
-----------------------------------------------------------------------------------
 Independent Bank Corp.-Massachusetts                        17,900        349,945
-----------------------------------------------------------------------------------
 Independent Bank Corp.-Michigan                             10,000        260,000
-----------------------------------------------------------------------------------
 Integra Bank Corp.                                           3,000         73,800
-----------------------------------------------------------------------------------
 International Bancshares Corp.                               1,250         48,687
-----------------------------------------------------------------------------------
 Investors Financial Services Corp.                           2,000        148,360
-----------------------------------------------------------------------------------
 Irwin Financial Corp.                                        5,000        122,750
-----------------------------------------------------------------------------------
 M&T Bank Corp.                                               2,000        161,000
-----------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                            8,400        259,056
-----------------------------------------------------------------------------------
 Main Street Banks, Inc.                                      4,000         70,000
-----------------------------------------------------------------------------------
 Mississippi Valley Bancshares, Inc.                          7,000        271,670
-----------------------------------------------------------------------------------
 National City Corp.                                          5,000        160,600
-----------------------------------------------------------------------------------
 NBT Bancorp, Inc.                                           10,000        162,000
-----------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                                     7,100        230,324
-----------------------------------------------------------------------------------
 Pacific Northwest Bancorp                                    6,000        129,060
-----------------------------------------------------------------------------------
 PNC Financial Services Group                                 2,500        165,875
-----------------------------------------------------------------------------------
 Popular, Inc.                                                5,000        174,850
-----------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                                 10,000        269,300
-----------------------------------------------------------------------------------
 Provident Bankshares Corp.                                   6,300        148,365
-----------------------------------------------------------------------------------
 R & G Financial Corp., Cl. B                                 7,200        128,232
-----------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                      22,100        344,981
-----------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                         8,400        252,000
-----------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                            7,000        175,490
-----------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                           5,000        161,250
-----------------------------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                                   2,700         92,394
-----------------------------------------------------------------------------------
 Seacoast Banking Corp. of Florida, Cl. A                     5,000        197,950
-----------------------------------------------------------------------------------
 Seacoast Financial Services Corp.                           11,000        187,000
-----------------------------------------------------------------------------------
 Second Bancorp, Inc.                                         7,000        144,900
-----------------------------------------------------------------------------------
 South Financial Group, Inc. (The)                           13,400        237,180
-----------------------------------------------------------------------------------
 SouthTrust Corp.                                             6,000        154,020
-----------------------------------------------------------------------------------
 St. Francis Capital Corp.                                    1,900         42,370
-----------------------------------------------------------------------------------
 Staten Island Bancorp, Inc.                                 10,400        318,240
-----------------------------------------------------------------------------------
 Sterling Bancorp                                             3,200         91,072
-----------------------------------------------------------------------------------
 Sterling Bancshares, Inc.                                    7,000        140,420
-----------------------------------------------------------------------------------
 TCF Financial Corp.                                          4,600        224,480
-----------------------------------------------------------------------------------
 U.S. Bancorp                                                 5,269        125,086
-----------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                          3,000         92,910
-----------------------------------------------------------------------------------
 United Bankshares, Inc.                                     11,200        309,120

                  24 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 BANKS Continued
 United National Bancorp                                      1,000    $    24,270
-----------------------------------------------------------------------------------
 Valley National Bancorp                                      7,250        205,537
-----------------------------------------------------------------------------------
 WesBanco, Inc.                                               5,200        125,996
-----------------------------------------------------------------------------------
 Zions Bancorp                                                3,000        175,350
                                                                       ------------
                                                                        17,516,172


===================================================================================
 DIVERSIFIED FINANCIAL--4.8%
 Actrade Financial Technologies Ltd.(1)                       8,000        198,800
-----------------------------------------------------------------------------------
 Affiliated Managers Group, Inc.(1)                           4,270        289,250
-----------------------------------------------------------------------------------
 AMBAC Financial Group, Inc.                                  2,000        115,080
-----------------------------------------------------------------------------------
 American Capital Strategies Ltd.                            13,800        376,740
-----------------------------------------------------------------------------------
 AmeriCredit Corp.(1)                                         5,000        307,450
-----------------------------------------------------------------------------------
 Bear Stearns Cos., Inc.                                      2,000        116,300
-----------------------------------------------------------------------------------
 BlackRock, Inc.(1)                                           4,000        159,400
-----------------------------------------------------------------------------------
 Capital One Financial Corp.                                  2,000        128,540
-----------------------------------------------------------------------------------
 Centennial Bancorp                                          13,650        122,850
-----------------------------------------------------------------------------------
 Certegy, Inc.(1)                                             3,000         99,060
-----------------------------------------------------------------------------------
 Charter Municipal Mortgage Acceptance Co.                   11,300        175,150
-----------------------------------------------------------------------------------
 Clark/Bardes, Inc.(1)                                        5,000        151,500
-----------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.                          3,500        151,585
-----------------------------------------------------------------------------------
 Doral Financial Corp.                                        9,000        333,540
-----------------------------------------------------------------------------------
 eFunds Corp.(1)                                             14,864        283,159
-----------------------------------------------------------------------------------
 Equifax, Inc.                                               10,000        236,600
-----------------------------------------------------------------------------------
 Fannie Mae                                                  23,000      1,914,750
-----------------------------------------------------------------------------------
 Federal Agricultural Mortgage Corp., Non-Vtg.(1)             9,500        332,215
-----------------------------------------------------------------------------------
 Federated Investors, Inc., Cl. B                             6,400        193,472
-----------------------------------------------------------------------------------
 Financial Federal Corp.(1)                                   5,000        132,450
-----------------------------------------------------------------------------------
 First American Corp. (The)                                   8,000        142,000
-----------------------------------------------------------------------------------
 Freddie Mac                                                 16,000      1,095,040
-----------------------------------------------------------------------------------
 Heller Financial, Inc.                                       7,000        370,510
-----------------------------------------------------------------------------------
 Household International, Inc.                                7,000        464,030
-----------------------------------------------------------------------------------
 IBERIABANK Corp.                                             5,700        171,000
-----------------------------------------------------------------------------------
 Instinet Group, Inc.(1)                                      4,000         55,600
-----------------------------------------------------------------------------------
 John Hancock Financial Services, Inc.                        4,000        160,080
-----------------------------------------------------------------------------------
 Jones Lang LaSalle, Inc.(1)                                  7,600        109,060
-----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                               1,500        108,000
-----------------------------------------------------------------------------------
 Liberty Financial Cos., Inc.                                 2,600         84,968
-----------------------------------------------------------------------------------
 MGIC Investment Corp.                                        2,000        150,080
-----------------------------------------------------------------------------------
 Nationwide Financial Services, Inc., Cl. A                   5,000        219,950
-----------------------------------------------------------------------------------
 Neuberger Berman, Inc.                                       3,000        206,220
-----------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                        3,000        207,000

                  25 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 DIVERSIFIED FINANCIAL Continued
 Providian Financial Corp.                                    1,400    $    69,118
-----------------------------------------------------------------------------------
 Resource America, Inc., Cl. A                                6,800         79,560
-----------------------------------------------------------------------------------
 Resource Bancshares Mortgage Group, Inc.                    20,000        160,000
-----------------------------------------------------------------------------------
 SEI Investments Co.                                          5,000        239,600
-----------------------------------------------------------------------------------
 Stilwell Financial, Inc.                                     2,000         59,320
-----------------------------------------------------------------------------------
 Student Loan Corp.                                           2,800        212,828
-----------------------------------------------------------------------------------
 WFS Financial, Inc.(1)                                       6,111        159,619
                                                                       ------------
                                                                        10,341,474


===================================================================================
 INSURANCE--3.8%
 AFLAC, Inc.                                                  4,000        118,320
-----------------------------------------------------------------------------------
 Alfa Corp.                                                   5,400        130,194
-----------------------------------------------------------------------------------
 Allstate Corp.                                              24,000        839,040
-----------------------------------------------------------------------------------
 American General Corp.                                       4,000        185,000
-----------------------------------------------------------------------------------
 AmerUs Group Co.                                             7,800        251,550
-----------------------------------------------------------------------------------
 Annuity & Life RE Holdings Ltd.                              3,000        105,270
-----------------------------------------------------------------------------------
 Berkley (W.R.) Corp.                                         1,900         79,610
-----------------------------------------------------------------------------------
 Cigna Corp.                                                  8,000        802,480
-----------------------------------------------------------------------------------
 Everest Re Group Ltd.                                        2,700        189,270
-----------------------------------------------------------------------------------
 Fidelity National Financial, Inc.                            7,500        192,300
-----------------------------------------------------------------------------------
 First Health Group Corp.(1)                                  6,000        159,540
-----------------------------------------------------------------------------------
 Gallagher (Arthur J.) & Co.                                  6,100        167,750
-----------------------------------------------------------------------------------
 Harleysville Group, Inc.                                     4,100        114,800
-----------------------------------------------------------------------------------
 HCC Insurance Holdings, Inc.                                 2,600         59,670
-----------------------------------------------------------------------------------
 HealthExtras, Inc.(1)                                        6,000         50,580
-----------------------------------------------------------------------------------
 Hilb, Rogal & Hamilton Co.                                   7,300        333,975
-----------------------------------------------------------------------------------
 Horace Mann Educators Corp.                                  9,000        185,760
-----------------------------------------------------------------------------------
 LandAmerica Financial Group, Inc.                            5,500        176,000
-----------------------------------------------------------------------------------
 Leucadia National Corp.                                      2,500         81,650
-----------------------------------------------------------------------------------
 Lincoln National Corp.                                       4,700        239,841
-----------------------------------------------------------------------------------
 Loews Corp.                                                  4,000        227,040
-----------------------------------------------------------------------------------
 MBIA, Inc.                                                   5,000        280,800
-----------------------------------------------------------------------------------
 MetLife, Inc.                                               25,000        741,250
-----------------------------------------------------------------------------------
 Ohio Casualty Corp.                                          7,500        103,500
-----------------------------------------------------------------------------------
 Old Republic International Corp.                             6,200        164,300
-----------------------------------------------------------------------------------
 Philadelphia Consolidated Holding Co.(1)                     5,000        180,600
-----------------------------------------------------------------------------------
 Phoenix Cos., Inc. (The)(1)                                  3,900         66,534
-----------------------------------------------------------------------------------
 Progressive Corp.                                            2,000        269,620
-----------------------------------------------------------------------------------
 Protective Life Corp.                                        5,000        166,000
-----------------------------------------------------------------------------------
 Radian Group, Inc.                                           2,068         82,761
-----------------------------------------------------------------------------------
 RenaissanceRe Holdings Ltd.                                  2,500        181,000

                  26 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 INSURANCE Continued
 St. Paul Cos., Inc.                                          5,000    $   219,250
-----------------------------------------------------------------------------------
 StanCorp Financial Group, Inc.                               6,500        286,650
-----------------------------------------------------------------------------------
 Torchmark Corp.                                              4,000        166,040
-----------------------------------------------------------------------------------
 Triad Guaranty, Inc.(1)                                      2,500         94,750
-----------------------------------------------------------------------------------
 UnumProvident Corp.                                         10,000        285,300
-----------------------------------------------------------------------------------
 Vesta Insurance Group, Inc.                                  6,000         68,100
                                                                       ------------
                                                                         8,046,095


===================================================================================
 REAL ESTATE INVESTMENT TRUSTS--0.1%
 Indymac Mortgage Holdings, Inc.(1)                          10,700        278,093
-----------------------------------------------------------------------------------
 SAVINGS & LOANS--1.9%
 BankAtlantic Bancorp, Inc.                                  25,000        256,250
-----------------------------------------------------------------------------------
 BankUnited Financial Corp., Cl. A(1)                         9,200        145,728
-----------------------------------------------------------------------------------
 Commonwealth Bancorp, Inc.                                   6,000        128,700
-----------------------------------------------------------------------------------
 Dime Bancorp, Inc.                                           4,000        163,000
-----------------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                                   21,249        296,636
-----------------------------------------------------------------------------------
 First Essex Bancorp, Inc.                                    4,900        136,808
-----------------------------------------------------------------------------------
 First Financial Holdings, Inc.                               9,000        215,100
-----------------------------------------------------------------------------------
 First Niagara Financial Group, Inc.                          3,000         48,750
-----------------------------------------------------------------------------------
 FirstFed Financial Corp.(1)                                  3,000         92,550
-----------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                      16,500        371,250
-----------------------------------------------------------------------------------
 Flushing Financial Corp.                                     5,900        146,379
-----------------------------------------------------------------------------------
 Golden State Bancorp, Inc.                                   6,400        212,672
-----------------------------------------------------------------------------------
 Golden West Financial Corp.                                  3,600        232,740
-----------------------------------------------------------------------------------
 Greenpoint Financial Corp.                                   5,200        214,552
-----------------------------------------------------------------------------------
 Hudson River Bancorp, Inc.                                  11,000        210,100
-----------------------------------------------------------------------------------
 Local Financial Corp.(1)                                    12,000        185,040
-----------------------------------------------------------------------------------
 OceanFirst Financial Corp.                                   4,000        101,160
-----------------------------------------------------------------------------------
 Sovereign Bancorp, Inc.                                     11,000        128,920
-----------------------------------------------------------------------------------
 Washington Federal, Inc.                                    11,000        292,710
-----------------------------------------------------------------------------------
 Washington Mutual, Inc.                                     10,500        425,460
-----------------------------------------------------------------------------------
 Webster Financial Corp.                                      4,000        142,960
                                                                       ------------
                                                                         4,147,465


===================================================================================
 HEALTHCARE--17.2%
===================================================================================
 HEALTHCARE/DRUGS--9.3%
 American Medical Systems Holdings, Inc.(1)                   5,000         94,850
-----------------------------------------------------------------------------------
 Amgen, Inc.(1)                                               3,300        206,943
-----------------------------------------------------------------------------------
 Biogen, Inc.(1)                                              5,000        283,450
-----------------------------------------------------------------------------------
 BioTechnology General Corp.(1)                              15,800        155,472
-----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                    36,000      2,129,040

                  27 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 HEALTHCARE/DRUGS Continued
 Charles River Laboratories International, Inc.(1)            4,000    $   121,200
-----------------------------------------------------------------------------------
 Chiron Corp.(1)                                              6,000        257,400
-----------------------------------------------------------------------------------
 CIMA Labs, Inc.(1)                                           4,000        257,840
-----------------------------------------------------------------------------------
 Coventry Health Care, Inc.(1)                               15,300        352,053
-----------------------------------------------------------------------------------
 Delta & Pine Land Co.                                        4,500         88,470
-----------------------------------------------------------------------------------
 Diagnostic Products Corp.                                   11,600        469,568
-----------------------------------------------------------------------------------
 Edwards Lifesciences Corp.(1)                               13,400        332,052
-----------------------------------------------------------------------------------
 First Horizon Pharmaceutical Corp.(1)                       11,000        376,640
-----------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                                 8,000        628,400
-----------------------------------------------------------------------------------
 Genentech, Inc.(1)                                           3,000        126,900
-----------------------------------------------------------------------------------
 Genzyme Corp. (General Division)(1)                          4,000        224,000
-----------------------------------------------------------------------------------
 HCA, Inc.                                                   22,000      1,010,900
-----------------------------------------------------------------------------------
 Hemosol, Inc.(1)                                             5,300         42,082
-----------------------------------------------------------------------------------
 Humana, Inc.(1)                                              9,000        100,350
-----------------------------------------------------------------------------------
 Idexx Laboratories, Inc.(1)                                  9,600        234,336
-----------------------------------------------------------------------------------
 Impax Laboratories, Inc.(1)                                  4,000         59,120
-----------------------------------------------------------------------------------
 IVAX Corp.(1)                                                6,875        233,750
-----------------------------------------------------------------------------------
 Johnson & Johnson                                           53,000      2,867,300
-----------------------------------------------------------------------------------
 Kos Pharmaceuticals, Inc.(1)                                 5,300        201,400
-----------------------------------------------------------------------------------
 LifePoint Hospitals, Inc.(1)                                 7,700        329,637
-----------------------------------------------------------------------------------
 Lilly (Eli) & Co.                                           17,000      1,347,760
-----------------------------------------------------------------------------------
 Merck & Co., Inc.                                           43,000      2,923,140
-----------------------------------------------------------------------------------
 Monsanto Co.                                                 5,000        176,000
-----------------------------------------------------------------------------------
 Mylan Laboratories, Inc.                                     8,000        270,000
-----------------------------------------------------------------------------------
 Owens & Minor, Inc.                                          5,000         91,500
-----------------------------------------------------------------------------------
 Perrigo Co.(1)                                              18,000        298,260
-----------------------------------------------------------------------------------
 Respironics, Inc.(1)                                         9,700        309,333
-----------------------------------------------------------------------------------
 SangStat Medical Corp.(1)                                   17,000        260,610
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                       27,000      1,054,350
-----------------------------------------------------------------------------------
 Serologicals Corp.(1)                                       11,000        243,430
-----------------------------------------------------------------------------------
 Sicor, Inc.(1)                                              14,900        371,010
-----------------------------------------------------------------------------------
 Syncor International Corp.(1)                               10,000        292,500
-----------------------------------------------------------------------------------
 Taro Pharmaceutical Industries Ltd.(1)                       5,000        220,000
-----------------------------------------------------------------------------------
 U.S. Physical Therapy, Inc.(1)                              15,000        256,050
-----------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                     2,500        168,550
-----------------------------------------------------------------------------------
 V.I. Technologies, Inc.(1)                                   4,900         44,051
-----------------------------------------------------------------------------------
 ViroPharma, Inc.(1)                                          2,000         55,040
-----------------------------------------------------------------------------------
 West Pharmaceutical Services, Inc.                           2,300         61,640
-----------------------------------------------------------------------------------
 XOMA Ltd.(1)                                                26,000        313,300
                                                                       ------------
                                                                        19,939,677

                  28 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 HEALTHCARE/SUPPLIES & SERVICES--7.9%
 Accredo Health, Inc.(1)                                     10,000       $303,400
-----------------------------------------------------------------------------------
 AdvancePCS, Inc.(1)                                          2,500        155,250
-----------------------------------------------------------------------------------
 Albany Molecular Research, Inc.(1)                           5,200        161,668
-----------------------------------------------------------------------------------
 Alberto-Culver Co., Cl. A                                    5,000        179,600
-----------------------------------------------------------------------------------
 Allergan, Inc.                                               3,000        225,870
-----------------------------------------------------------------------------------
 AmSurg Corp.(1)                                              1,700         47,583
-----------------------------------------------------------------------------------
 Apria Healthcare Group, Inc.(1)                             10,100        239,875
-----------------------------------------------------------------------------------
 Baxter International, Inc.                                  17,000        846,600
-----------------------------------------------------------------------------------
 Beckman Coulter, Inc.                                        3,000        137,880
-----------------------------------------------------------------------------------
 Beverly Enterprises, Inc.(1)                                31,000        323,950
-----------------------------------------------------------------------------------
 Biosite Diagnostics, Inc.(1)                                 3,000        102,630
-----------------------------------------------------------------------------------
 Brown & Brown, Inc.                                          7,800        377,130
-----------------------------------------------------------------------------------
 Cantel Medical Corp.(1)                                      6,000        151,440
-----------------------------------------------------------------------------------
 Caremark Rx, Inc.(1)                                        18,000        316,440
-----------------------------------------------------------------------------------
 Cobalt Corp.                                                16,000        113,600
-----------------------------------------------------------------------------------
 CONMED Corp.(1)                                             11,000        340,890
-----------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                                      4,000        193,200
-----------------------------------------------------------------------------------
 CorVel Corp.(1)                                              2,100         78,225
-----------------------------------------------------------------------------------
 Covance, Inc.(1)                                            17,800        426,310
-----------------------------------------------------------------------------------
 Cytyc Corp.(1)                                              10,000        249,400
-----------------------------------------------------------------------------------
 Datascope Corp.                                              8,700        367,749
-----------------------------------------------------------------------------------
 DaVita, Inc.(1)                                             14,300        306,592
-----------------------------------------------------------------------------------
 DIANON Systems, Inc.(1)                                      7,000        354,760
-----------------------------------------------------------------------------------
 Dynacare, Inc.(1)                                            4,100         49,200
-----------------------------------------------------------------------------------
 Dynacq International, Inc.(1)                               13,400        231,418
-----------------------------------------------------------------------------------
 Gentiva Health Services, Inc.(1)                             7,200        136,584
-----------------------------------------------------------------------------------
 Haemonetics Corp.(1)                                         9,400        314,994
-----------------------------------------------------------------------------------
 Health Net, Inc.(1)                                          8,700        159,645
-----------------------------------------------------------------------------------
 ICU Medical, Inc.(1)                                         5,900        236,000
-----------------------------------------------------------------------------------
 Invacare Corp.                                               4,900        175,371
-----------------------------------------------------------------------------------
 Inverness Medical Technology, Inc.(1)                        1,300         48,282
-----------------------------------------------------------------------------------
 Laboratory Corp. of America Holdings, Inc.(1)                2,800        251,888
-----------------------------------------------------------------------------------
 Ladish Co., Inc.(1)                                          4,000         64,000
-----------------------------------------------------------------------------------
 Landauer, Inc.                                               8,500        261,375
-----------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                    5,800        190,530
-----------------------------------------------------------------------------------
 Manor Care, Inc.(1)                                          9,000        289,800
-----------------------------------------------------------------------------------
 MedCath Corp.(1)                                            12,500        267,500
-----------------------------------------------------------------------------------
 Mentor Corp.                                                10,000        295,300
-----------------------------------------------------------------------------------
 Mid Atlantic Medical Services, Inc.(1)                      15,900        333,900
-----------------------------------------------------------------------------------
 Ocular Sciences, Inc.(1)                                    11,300        236,057
-----------------------------------------------------------------------------------

                  29 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                                      MARKET VALUE
                                                             SHARES     SEE NOTE 1
===================================================================================
 HEALTHCARE/SUPPLIES & SERVICES Continued
 Option Care, Inc.(1)                                        13,000    $   221,000
-----------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                                 6,100        176,900
-----------------------------------------------------------------------------------
 Patterson Dental Co.(1)                                      4,000        138,800
-----------------------------------------------------------------------------------
 Pediatrix Medical Group, Inc.(1)                             9,000        295,650
-----------------------------------------------------------------------------------
 Pharmaceutical Product Development, Inc.(1)                  9,100        322,231
-----------------------------------------------------------------------------------
 Province Healthcare Co.(1)                                   3,400        124,100
-----------------------------------------------------------------------------------
 Quest Diagnostics, Inc.(1)                                   2,400        165,840
-----------------------------------------------------------------------------------
 RehabCare Group, Inc.(1)                                     6,000        263,700
-----------------------------------------------------------------------------------
 ResMed, Inc.(1)                                              4,500        237,150
-----------------------------------------------------------------------------------
 Schein (Henry), Inc.(1)                                      6,000        222,000
-----------------------------------------------------------------------------------
 Sierra Health Services, Inc.(1)                             20,000        176,400
-----------------------------------------------------------------------------------
 Sola International, Inc.(1)                                 22,000        301,400
-----------------------------------------------------------------------------------
 SRI/Surgical Express, Inc.(1)                               10,000        322,500
-----------------------------------------------------------------------------------
 St. Jude Medical, Inc.(1)                                    2,500        175,000
-----------------------------------------------------------------------------------
 Steris Corp.(1)                                             12,000        258,120
-----------------------------------------------------------------------------------
 Sunrise Assisted Living, Inc.(1)                             6,500        198,315
-----------------------------------------------------------------------------------
 SurModics, Inc.(1)                                           6,600        320,034
-----------------------------------------------------------------------------------
 Sybron Dental Specialities, Inc.(1)                         16,000        320,000
-----------------------------------------------------------------------------------
 Techne Corp.(1)                                             10,500        307,545
-----------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                                   16,000        888,160
-----------------------------------------------------------------------------------
 Theragenics Corp.(1)                                        28,000        299,880
-----------------------------------------------------------------------------------
 Triad Hospitals, Inc.(1)                                     6,800        230,656
-----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                   2,000        136,960
-----------------------------------------------------------------------------------
 Unilab Corp.(1)                                              3,800         89,680
-----------------------------------------------------------------------------------
 United Surgical Partners International, Inc.(1)              7,000        148,750
-----------------------------------------------------------------------------------
 Universal Health Services, Inc., Cl. B(1)                    4,000        198,000
-----------------------------------------------------------------------------------
 Urocor, Inc.(1)                                             10,000        167,500
-----------------------------------------------------------------------------------
 Urologix, Inc.(1)                                            8,000        130,960
-----------------------------------------------------------------------------------
 US Oncology, Inc.(1)                                        16,000        129,440
-----------------------------------------------------------------------------------
 Varian Medical Systems, Inc.(1)                              2,000        143,000
-----------------------------------------------------------------------------------
 WellPoint Health Networks, Inc.(1)                           2,500        267,400
                                                                       ------------
                                                                        16,918,957


===================================================================================
 TECHNOLOGY--12.4%
===================================================================================
 COMPUTER HARDWARE--2.2%
 3D Systems Corp.(1)                                         16,700        237,140
-----------------------------------------------------------------------------------
 Daktronics, Inc.(1)                                          8,400         73,332
-----------------------------------------------------------------------------------
 Digital Lightwave, Inc.(1)                                   3,000         61,410
-----------------------------------------------------------------------------------
 Integral Systems, Inc.(1)                                    2,000         44,880
-----------------------------------------------------------------------------------
 International Business Machines Corp.                       26,000      2,735,460
-----------------------------------------------------------------------------------
 Iomega Corp.(1)                                             40,000         63,600

                  30 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                                                       MARKET VALUE
                                                                                       SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE Continued
Lexmark International, Inc., Cl. A(1)                                                   5,000          $    228,600
---------------------------------------------------------------------------------------------------------------------
Mentor Graphics Corp.(1)                                                                8,000               149,200
---------------------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc.(1)                                                       6,200               196,230
---------------------------------------------------------------------------------------------------------------------
Microsemi Corp.(1)                                                                      5,700               365,085
---------------------------------------------------------------------------------------------------------------------
MTS Systems Corp.                                                                      16,500               231,000
---------------------------------------------------------------------------------------------------------------------
Pixelworks, Inc.(1)                                                                     7,000               144,900
---------------------------------------------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(1)                                                 7,000               175,490
                                                                                                       --------------
                                                                                                          4,706,327

---------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES--1.3%
CACI International, Inc., Cl. A(1)                                                      4,000               140,000
---------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)                                                 4,000               177,000
---------------------------------------------------------------------------------------------------------------------
F.Y.I., Inc.(1)                                                                         6,700               278,720
---------------------------------------------------------------------------------------------------------------------
FactSet Research Systems, Inc.                                                          6,000               198,900
---------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                        4,500               311,940
---------------------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                                                  11,400               368,220
---------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                                       6,500               205,075
---------------------------------------------------------------------------------------------------------------------
Paychex, Inc.                                                                           5,000               196,500
---------------------------------------------------------------------------------------------------------------------
SkillSoft Corp.(1)                                                                      6,000               207,900
---------------------------------------------------------------------------------------------------------------------
Sungard Data Systems, Inc.(1)                                                          10,000               272,700
---------------------------------------------------------------------------------------------------------------------
Travelocity.com, Inc.(1)                                                                7,000               161,350
---------------------------------------------------------------------------------------------------------------------
Websense, Inc.(1)                                                                      17,100               254,961
                                                                                                       --------------
                                                                                                          2,773,266

---------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--6.7%
Adobe Systems, Inc.                                                                     8,000               299,920
---------------------------------------------------------------------------------------------------------------------
Ansoft Corp.(1)                                                                        10,100               184,830
---------------------------------------------------------------------------------------------------------------------
ANSYS, Inc.(1)                                                                         11,800               223,492
---------------------------------------------------------------------------------------------------------------------
Axcelis Technologies, Inc.(1)                                                          15,100               213,967
---------------------------------------------------------------------------------------------------------------------
BARRA, Inc.(1)                                                                          2,500               124,750
---------------------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc.(1)                                                        16,000               352,960
---------------------------------------------------------------------------------------------------------------------
Caminus Corp.(1)                                                                        5,000               105,550
---------------------------------------------------------------------------------------------------------------------
Catapult Communications Corp.(1)                                                       14,000               241,360
---------------------------------------------------------------------------------------------------------------------
Century Business Services, Inc.(1)                                                     60,000               220,200
---------------------------------------------------------------------------------------------------------------------
CSG Systems International, Inc.(1)                                                      4,000               188,640
---------------------------------------------------------------------------------------------------------------------
Digital River, Inc.(1)                                                                 19,000                95,190
---------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                                                5,000               284,600
---------------------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc.(1)                                                                  12,200               255,834
---------------------------------------------------------------------------------------------------------------------
Fair, Isaac & Co., Inc.                                                                 6,000               374,400
---------------------------------------------------------------------------------------------------------------------
HPL Technologies, Inc.(1)                                                              27,900               372,465
---------------------------------------------------------------------------------------------------------------------
Innodata Corp.(1)                                                                      26,100                86,892



                  31 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                                       MARKET VALUE
                                                                                       SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE Continued
JDA Software Group, Inc.(1)                                                            10,000          $    209,000
---------------------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc.(1)                                                           5,500               172,315
---------------------------------------------------------------------------------------------------------------------
Microsoft Corp.(1)                                                                     76,000             5,030,440
---------------------------------------------------------------------------------------------------------------------
MSC.Software Corp.(1)                                                                  14,500               297,395
---------------------------------------------------------------------------------------------------------------------
Numerical Technologies, Inc.(1)                                                         8,000               212,800
---------------------------------------------------------------------------------------------------------------------
Open Text Corp.(1)                                                                      8,200               204,180
---------------------------------------------------------------------------------------------------------------------
Oracle Corp.(1)                                                                        82,000             1,482,560
---------------------------------------------------------------------------------------------------------------------
PEC Solutions, Inc.(1)                                                                 13,000               311,090
---------------------------------------------------------------------------------------------------------------------
PLATO Learning, Inc.(1)                                                                10,000               329,000
---------------------------------------------------------------------------------------------------------------------
ProQuest Co.(1)                                                                         6,000               186,240
---------------------------------------------------------------------------------------------------------------------
Renaissance Learning, Inc.(1)                                                           6,500               338,000
---------------------------------------------------------------------------------------------------------------------
Sabre Holdings Corp.(1)                                                                 6,000               294,960
---------------------------------------------------------------------------------------------------------------------
Schawk, Inc.                                                                            7,000                75,600
---------------------------------------------------------------------------------------------------------------------
Secure Computing Corp.(1)                                                               7,000               110,600
---------------------------------------------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                                                9,000               189,180
---------------------------------------------------------------------------------------------------------------------
Structural Dynamics Research Corp.(1)                                                  13,000               321,880
---------------------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc.(1)                                                             21,000               146,790
---------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.(1)                                                                       5,000               258,750
---------------------------------------------------------------------------------------------------------------------
TALX Corp.                                                                              9,000               279,900
---------------------------------------------------------------------------------------------------------------------
Ulticom, Inc.(1)                                                                        3,000                50,730
---------------------------------------------------------------------------------------------------------------------
Unigraphics Solutions, Inc.(1)                                                         10,000               315,500
                                                                                                       --------------
                                                                                                         14,441,960

---------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Anixter International, Inc.(1)                                                          4,000               115,400
---------------------------------------------------------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                                                              5,000               267,450
---------------------------------------------------------------------------------------------------------------------
Black Box Corp.(1)                                                                      4,200               230,412
---------------------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc.(1)                                                              8,500               238,850
---------------------------------------------------------------------------------------------------------------------
Performance Technologies, Inc.(1)                                                       9,000               128,700
                                                                                                       --------------
                                                                                                            980,812

---------------------------------------------------------------------------------------------------------------------
ELECTRONICS--1.6%
Bio-Rad Laboratories, Inc., Cl. A(1)                                                    3,000               146,970
---------------------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc.(1)                                                            18,000               217,800
---------------------------------------------------------------------------------------------------------------------
EDO Corp.                                                                               9,200               167,900
---------------------------------------------------------------------------------------------------------------------
Engineered Support Systems, Inc.                                                        5,200               189,488
---------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc.(1)                                                                   5,000               150,450
---------------------------------------------------------------------------------------------------------------------
Grainger (W.W.), Inc.                                                                   6,000               252,600
---------------------------------------------------------------------------------------------------------------------
Harris Corp.                                                                            1,900                57,038
---------------------------------------------------------------------------------------------------------------------
InterCept Group, Inc. (The)(1)                                                          6,000               190,500
---------------------------------------------------------------------------------------------------------------------
Itron, Inc.(1)                                                                         13,400               255,002



                  32 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                                                       MARKET VALUE
                                                                                       SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
ELECTRONICS Continued
KLA-Tencor Corp.(1)                                                                     4,000          $    217,560
---------------------------------------------------------------------------------------------------------------------
Lantronix, Inc.(1)                                                                     22,300               189,327
---------------------------------------------------------------------------------------------------------------------
Micro General Corp.                                                                    16,000               291,680
---------------------------------------------------------------------------------------------------------------------
Monolithic System Technology, Inc.(1)                                                  28,100               377,945
---------------------------------------------------------------------------------------------------------------------
NVIDIA Corp.(1)                                                                         2,500               202,250
---------------------------------------------------------------------------------------------------------------------
PDF Solutions, Inc.(1)                                                                  9,500               150,385
---------------------------------------------------------------------------------------------------------------------
Universal Electronics, Inc.(1)                                                         13,800               200,928
---------------------------------------------------------------------------------------------------------------------
Young Innovations, Inc.(1)                                                              8,000               184,000
                                                                                                       --------------
                                                                                                          3,441,823

---------------------------------------------------------------------------------------------------------------------
PHOTOGRAPHY--0.1%
Eastman Kodak Co.                                                                       3,000               129,930
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--1.9%
---------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION--0.3%
AirTran Holdings, Inc.(1)                                                              15,200               130,720
---------------------------------------------------------------------------------------------------------------------
Atlantic Coast Airlines Holdings, Inc.(1)                                              11,000               319,550
---------------------------------------------------------------------------------------------------------------------
Offshore Logistics, Inc.(1)                                                             6,900               133,515
---------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                                  6,000               120,060
                                                                                                       --------------
                                                                                                            703,845

---------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS--1.0%
Arnold Industries, Inc.                                                                 7,500               140,400
---------------------------------------------------------------------------------------------------------------------
Genesee & Wyoming, Inc., Cl. A(1)                                                      10,000               269,500
---------------------------------------------------------------------------------------------------------------------
Heartland Express, Inc.(1)                                                             17,850               497,301
---------------------------------------------------------------------------------------------------------------------
Landstar System, Inc.(1)                                                                1,400               106,400
---------------------------------------------------------------------------------------------------------------------
Quixote Corp.                                                                          11,000               277,310
---------------------------------------------------------------------------------------------------------------------
RailAmerica, Inc.(1)                                                                   25,000               325,500
---------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                     3,200               171,808
---------------------------------------------------------------------------------------------------------------------
Werner Enterprises, Inc.                                                               14,500               325,525
                                                                                                       --------------
                                                                                                          2,113,744

---------------------------------------------------------------------------------------------------------------------
SHIPPING--0.6%
Expeditors International of Washington, Inc.                                            3,000               170,460
---------------------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc.(1)                                                              5,000               139,000
---------------------------------------------------------------------------------------------------------------------
Newport News Shipbuilding, Inc.                                                         3,000               190,350
---------------------------------------------------------------------------------------------------------------------
OMI Corp.(1)                                                                           55,000               263,450
---------------------------------------------------------------------------------------------------------------------
Overseas Shipholding Group, Inc.                                                        3,400                87,040
---------------------------------------------------------------------------------------------------------------------
Stelmar Shipping Ltd.(1)                                                               30,000               468,900
                                                                                                       --------------
                                                                                                          1,319,200


                  33 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                                                       MARKET VALUE
                                                                                       SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
UTILITIES--5.5%
---------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.4%
AGL Resources, Inc.                                                                     8,300          $    199,200
---------------------------------------------------------------------------------------------------------------------
Allegheny Energy, Inc.                                                                  4,000               172,480
---------------------------------------------------------------------------------------------------------------------
ALLETE, Inc.                                                                            7,700               182,413
---------------------------------------------------------------------------------------------------------------------
American Electric Power Co., Inc.                                                      20,000               900,000
---------------------------------------------------------------------------------------------------------------------
Black Hills Corp.                                                                       3,000               122,940
---------------------------------------------------------------------------------------------------------------------
CH Energy Group, Inc.                                                                   6,500               273,975
---------------------------------------------------------------------------------------------------------------------
Cinergy Corp.                                                                           5,500               169,950
---------------------------------------------------------------------------------------------------------------------
Cleco Corp.                                                                             8,500               193,375
---------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.                                                                        7,000               186,690
---------------------------------------------------------------------------------------------------------------------
Conectiv, Inc.                                                                          3,500                80,920
---------------------------------------------------------------------------------------------------------------------
Consolidated Edison Co. of New York, Inc.                                               7,000               278,180
---------------------------------------------------------------------------------------------------------------------
Covanta Energy Corp.(1)                                                                20,000               326,800
---------------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                                1,500                90,735
---------------------------------------------------------------------------------------------------------------------
DPL, Inc.                                                                               6,500               158,340
---------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                                                                          4,800               202,800
---------------------------------------------------------------------------------------------------------------------
Duke Energy Corp.                                                                      28,000             1,081,080
---------------------------------------------------------------------------------------------------------------------
El Paso Electric Co.(1)                                                                14,800               214,452
---------------------------------------------------------------------------------------------------------------------
Energen Corp.                                                                           9,400               239,700
---------------------------------------------------------------------------------------------------------------------
Entergy Corp.                                                                           5,000               187,500
---------------------------------------------------------------------------------------------------------------------
Exelon Corp.                                                                           15,000               847,500
---------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                                       7,100               215,414
---------------------------------------------------------------------------------------------------------------------
FPL Group, Inc.                                                                         2,000               108,000
---------------------------------------------------------------------------------------------------------------------
Hawaiian Electric Industries, Inc.                                                      7,000               274,050
---------------------------------------------------------------------------------------------------------------------
Mirant Corp.(1)                                                                         1,988                61,489
---------------------------------------------------------------------------------------------------------------------
New Jersey Resources Corp.                                                              1,700                73,865
---------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.(1)                                                                     4,000                80,200
---------------------------------------------------------------------------------------------------------------------
Otter Tail Corp.                                                                        2,200                60,566
---------------------------------------------------------------------------------------------------------------------
Peoples Energy Corp.                                                                    4,900               186,494
---------------------------------------------------------------------------------------------------------------------
Pinnacle West Capital Corp.                                                             4,000               169,120
---------------------------------------------------------------------------------------------------------------------
PPL Corp.                                                                               4,400               197,912
---------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                   5,000               234,000
---------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc.                                                                    3,000                94,500
---------------------------------------------------------------------------------------------------------------------
South Jersey Industries, Inc.                                                           2,800                87,640
---------------------------------------------------------------------------------------------------------------------
Southern Co.                                                                            5,000               117,500
---------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc.                                                                       6,300               179,991
---------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                              17,000               790,500
---------------------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                                                 11,700               215,280
---------------------------------------------------------------------------------------------------------------------
Xcel Energy, Inc.                                                                       3,000                80,820
                                                                                                       --------------
                                                                                                          9,336,371



                  34 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                                                       MARKET VALUE
                                                                                       SHARES            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.1%
Cascade Natural Gas Corp.                                                               2,000          $     40,800
---------------------------------------------------------------------------------------------------------------------
Dynegy, Inc.                                                                            5,000               231,900
---------------------------------------------------------------------------------------------------------------------
El Paso Corp.                                                                           2,460               127,305
---------------------------------------------------------------------------------------------------------------------
Equitable Resources, Inc.                                                               2,000                71,700
---------------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                     3,600               188,640
---------------------------------------------------------------------------------------------------------------------
National Fuel Gas Co.                                                                   2,000                96,000
---------------------------------------------------------------------------------------------------------------------
NICOR, Inc.                                                                             2,400                89,112
---------------------------------------------------------------------------------------------------------------------
NiSource, Inc.                                                                          6,400               168,704
---------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc.                                                          5,500               187,000
---------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                           6,800               160,072
---------------------------------------------------------------------------------------------------------------------
Southwestern Energy Co.(1)                                                             16,000               206,400
---------------------------------------------------------------------------------------------------------------------
UGI Corp.                                                                               9,200               246,468
---------------------------------------------------------------------------------------------------------------------
Western Gas Resources, Inc.                                                            15,000               445,800
---------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The)                                                               4,500               150,750
                                                                                                       --------------
                                                                                                          2,410,651
                                                                                                       --------------
Total Common Stocks (Cost $195,013,683)                                                                 205,557,661


                                                                                    PRINCIPAL
                                                                                       AMOUNT
=====================================================================================================================
REPURCHASE AGREEMENTS--3.8%

Repurchase agreement with Banc One Capital Markets, Inc.,
3.83%, dated 7/31/01, to be repurchased at $8,048,856 on 8/1/01, collateralized by U.S. Treasury Bonds, 5.25%-7.50%, 5/15/16-5/15/30,
with a value of $4,156,320 and U.S. Treasury Nts., 4.75%-7.875%,
1/31/02-11/15/08, with a value of $4,060,265 (Cost $8,048,000)                   $  8,048,000             8,048,000
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $203,061,683)                                          99.7%          213,605,661
---------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                           0.3               622,087
                                                                                 ------------------------------------
NET ASSETS                                                                              100.0%         $214,227,748
                                                                                 ====================================


FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income-producing security.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  35 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2001


====================================================================================================
ASSETS

Investments, at value (cost $203,061,683)--see accompanying statement                 $ 213,605,661
----------------------------------------------------------------------------------------------------
Cash                                                                                        136,131
----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          8,130,107
Shares of beneficial interest sold                                                        7,162,841
Interest and dividends                                                                       86,227
Other                                                                                        87,624
                                                                                      --------------
Total assets                                                                            229,208,591

====================================================================================================
LIABILITIES

Payables and other liabilities:
Investments purchased                                                                    14,788,520
Shares of beneficial interest redeemed                                                       78,771
Shareholder reports                                                                          25,984
Distribution and service plan fees                                                           16,956
Transfer and shareholder servicing agent fees                                                 3,839
Other                                                                                        66,773
                                                                                      --------------
Total liabilities                                                                        14,980,843

====================================================================================================
NET ASSETS                                                                            $ 214,227,748
                                                                                      ==============

====================================================================================================
COMPOSITION OF NET ASSETS

Paid-in capital                                                                       $ 206,046,208
----------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                             2
----------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                                            (2,362,440)
----------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities denominated in foreign currencies                              10,543,978
                                                                                      --------------
NET ASSETS                                                                            $ 214,227,748
                                                                                      ==============



                  36 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

======================================================================================================
NET ASSET VALUE PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$119,193,646 and 11,387,517 shares of beneficial interest outstanding)                        $10.47
Maximum offering price per share (net asset value plus sales charge of 5.75% of
offering price)                                                                               $11.11
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $51,411,822
and 4,941,364 shares of beneficial interest outstanding)                                      $10.40
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $43,613,262
and 4,192,626 shares of beneficial interest outstanding)                                      $10.40
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $7,970 and
763 shares of beneficial interest outstanding)                                                $10.45
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $1,048 and 100 shares of beneficial interest outstanding)                           $10.48


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  37 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the Period from September 25, 2000 (inception of offering) to July 31, 2001
====================================================================================================
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $1,888)                                $    613,805
----------------------------------------------------------------------------------------------------
Interest                                                                                   216,937
                                                                                      --------------
Total income                                                                               830,742

====================================================================================================
EXPENSES

Management fees                                                                            519,274
----------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                     71,112
Class B                                                                                    146,043
Class C                                                                                    138,559
Class N                                                                                          6
----------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                     60,047
Class B                                                                                     21,897
Class C                                                                                     20,653
Class N                                                                                          1
----------------------------------------------------------------------------------------------------
Registration and filing fees                                                                99,756
----------------------------------------------------------------------------------------------------
Shareholder reports                                                                         46,189
----------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  4,290
----------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       2,737
----------------------------------------------------------------------------------------------------
Other                                                                                       32,185
                                                                                      --------------
Total expenses                                                                           1,162,749
Less reduction to custodian expenses                                                        (4,290)
                                                                                      --------------
Net expenses                                                                             1,158,459

====================================================================================================
NET INVESTMENT LOSS                                                                       (327,717)

====================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on:
Investments                                                                             (2,357,175)
Foreign currency transactions                                                               (4,870)
                                                                                      --------------
Net realized gain (loss)                                                                (2,362,045)

----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                             10,540,265
Translation of assets and liabilities denominated in foreign currencies                      3,713
                                                                                      --------------
Net change                                                                              10,543,978
                                                                                      --------------
Net realized and unrealized gain (loss)                                                  8,181,933

====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $  7,854,216
                                                                                      ==============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  38 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                       PERIOD ENDED
                                                                                    JULY 31, 2001(1)
=====================================================================================================
OPERATIONS
Net investment income (loss)                                                          $    (327,717)
-----------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                 (2,362,045)
-----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                     10,543,978
                                                                                      ---------------
Net increase (decrease) in net assets resulting from operations                           7,854,216

=====================================================================================================
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income:
Class A                                                                                     (14,282)
Class B                                                                                          --
Class C                                                                                          --
Class N                                                                                          --
Class Y                                                                                          (1)

=====================================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                                 114,896,558
Class B                                                                                  49,543,104
Class C                                                                                  41,837,323
Class N                                                                                       7,830
Class Y                                                                                          --

=====================================================================================================
NET ASSETS

Total increase                                                                          214,124,748
-----------------------------------------------------------------------------------------------------
Beginning of period                                                                         103,000(2)
                                                                                      ---------------

End of period [including undistributed (overdistributed) net investment
income of $2 for the period ended July 31, 2001]                                      $ 214,227,748
                                                                                      ===============


1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. Reflects the value of the Manager's initial seed money investment at September 8, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                  39 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS


                                                       CLASS A         CLASS B         CLASS C        CLASS N          CLASS Y
                                                        PERIOD          PERIOD          PERIOD         PERIOD           PERIOD
                                                         ENDED           ENDED           ENDED          ENDED            ENDED
                                                      JULY 31,        JULY 31,        JULY 31,       JULY 31,         JULY 31,
                                                       2001(1)         2001(1)         2001(1)        2001(2)          2001(1)
================================================================================================================================
PER SHARE OPERATING DATA

Net asset value, beginning of period                 $  10.00        $  10.00        $  10.00        $   9.84        $  10.00
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                               --(3)         (.03)           (.03)           (.01)            .02
Net realized and unrealized gain (loss)                   .48             .43             .43             .62             .47
                                                     ---------------------------------------------------------------------------
Total income (loss)
from investment operations                                .48             .40             .40             .61             .49
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)             --              --              --            (.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $  10.47        $  10.40        $  10.40        $  10.45        $  10.48
                                                     ===========================================================================

================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                      4.76%           4.00%           4.00%           6.20%           4.94%

================================================================================================================================
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)             $119,194        $ 51,412        $ 43,613        $      8        $      1
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                    $ 48,406        $ 17,362        $ 16,456        $      3        $      1
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(5)
Net investment income (loss)                            (0.11)%         (0.99)%         (0.98)%         (0.64)%          0.35%
Expenses                                                 1.33%           2.15%           2.15%           1.57%           1.01%
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    92%             92%             92%             92%             92%



1. For the period from September 25, 2000 (inception of offering) to July 31, 2001.
2. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                  40 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.


                   41 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued

================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES Continued
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
     As of July 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
-----------------------------
 2009                 $66,509

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                   42 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the period ended July 31, 2001, amounts have been reclassified to reflect a decrease in paid-in capital of $341,607, a decrease in overdistributed net investment income of $342,002, and an increase in accumulated net realized loss on investments of $395. Net assets of the Fund were unaffected by the reclassifications.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   43 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
2. SHARES OF BENEFICIAL INTEREST
     The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                                                 PERIOD ENDED JULY 31, 2001(1)
                                                                                    SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------------
CLASS A
Sold                                                                            12,925,146        $129,750,705
Dividends and/or distributions reinvested                                              885               8,116
Redeemed                                                                        (1,548,514)        (14,862,263)
                                                                               ----------------------------------
Net increase (decrease)                                                         11,377,517        $114,896,558
                                                                               ==================================

-----------------------------------------------------------------------------------------------------------------
CLASS B
Sold                                                                             5,299,605        $ 53,126,833
Dividends and/or distributions reinvested                                               --                  --
Redeemed                                                                          (358,341)         (3,583,729)
                                                                               ----------------------------------
Net increase (decrease)                                                          4,941,264        $ 49,543,104
                                                                               ==================================

-----------------------------------------------------------------------------------------------------------------
CLASS C
Sold                                                                             4,345,095        $ 43,334,913
Dividends and/or distributions reinvested                                               --                  --
Redeemed                                                                          (152,569)         (1,497,590)
                                                                               ----------------------------------
Net increase (decrease)                                                          4,192,526        $ 41,837,323
                                                                               ==================================

-----------------------------------------------------------------------------------------------------------------
CLASS N
Sold                                                                                   763        $      7,830
Dividends and/or distributions reinvested                                               --                  --
Redeemed                                                                                --                  --
                                                                               ----------------------------------
Net increase (decrease)                                                                763        $      7,830
                                                                               ==================================

-----------------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                                                                    --        $         --
Dividends and/or distributions reinvested                                               --                  --
Redeemed                                                                                --                  --
                                                                               ----------------------------------
Net increase (decrease)                                                                 --        $         --
                                                                               ==================================


1. For the period from September 25, 2000 (inception of offering) to July 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to July 31, 2001, for Class N shares.


                   44 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended July 31, 2001, were $274,394,798 and $76,159,125, respectively.
     As of July 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $203,072,476 was:

 Gross unrealized appreciation                     $18,121,543
 Gross unrealized depreciation                      (7,588,358)
                                                   -----------
 Net unrealized appreciation (depreciation)        $10,533,185
                                                   ===========

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for the period ended July 31, 2001, was an annualized rate of 0.75%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed-upon per account fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       AGGREGATE         CLASS A       COMMISSIONS       COMMISSIONS      COMMISSIONS      COMMISSIONS
                       FRONT-END       FRONT-END        ON CLASS A        ON CLASS B       ON CLASS C       ON CLASS N
                   SALES CHARGES   SALES CHARGES            SHARES            SHARES           SHARES           SHARES
                      ON CLASS A     RETAINED BY       ADVANCED BY       ADVANCED BY      ADVANCED BY      ADVANCED BY
 PERIOD ENDED             SHARES     DISTRIBUTOR    DISTRIBUTOR(1)    DISTRIBUTOR(1)   DISTRIBUTOR(1)   DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------
 July 31, 2001          $688,163        $195,462           $29,048        $1,009,382         $173,972              $68

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               CLASS A                  CLASS B                 CLASS C                 CLASS N
                   CONTINGENT DEFERRED      CONTINGENT DEFERRED     CONTINGENT DEFERRED     CONTINGENT DEFERRED
                         SALES CHARGES            SALES CHARGES           SALES CHARGES           SALES CHARGES
                           RETAINED BY              RETAINED BY             RETAINED BY            RETAINED BY
 PERIOD ENDED              DISTRIBUTOR              DISTRIBUTOR             DISTRIBUTOR             DISTRIBUTOR
-------------------------------------------------------------------------------------------------------------------
 July 31, 2001                    $319                  $18,474                  $2,738                     $--


                   45 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS Continued


================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

--------------------------------------------------------------------------------
CLASS A SERVICE PLAN FEES. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended July 31, 2001, payments under the Class A plan totaled $71,112, all of which were paid by the Distributor to recipients, and included $2,872 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.


                   46 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

     Distribution fees paid to the Distributor for the period ended July 31, 2001, were as follows:

                                                                                                  DISTRIBUTOR'S
                                                                              DISTRIBUTOR'S           AGGREGATE
                                                                                  AGGREGATE        UNREIMBURSED
                                                                               UNREIMBURSED       EXPENSES AS %
                                     TOTAL PAYMENTS     AMOUNT RETAINED            EXPENSES       OF NET ASSETS
                                         UNDER PLAN      BY DISTRIBUTOR          UNDER PLAN            OF CLASS
------------------------------------------------------------------------------------------------------------------
 Class B Plan                              $146,043            $125,604            $466,916                0.91%
 Class C Plan                               138,559              68,160             112,540                0.26
 Class N Plan                                     6                   4                  --                  --




================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
     The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                   47 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

INDEPENDENT AUDITORS' REPORT


================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
OPPENHEIMER MAIN STREET OPPORTUNITY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2001, and the related statement of operations, the statement of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
August 21, 2001


                   48 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited


================================================================================
In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     Dividends of $0.0056 and $0.0121 per share were paid to Class A and Class Y shareholders, respectively, on December 15, 2000, all of which was designated as "ordinary income" for federal income tax purposes.
     None of the dividends paid by the Fund during the period ended July 31, 2001, are eligible for the corporate dividend-received deduction.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



                   49 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMER MAIN STREET OPPORTUNITY FUND

============================================================================================================
OFFICERS AND TRUSTEES           James C. Swain, Trustee, CEO and Chairman of the Board
                                William L. Armstrong, Trustee
                                Robert G. Avis, Trustee
                                George C. Bowen, Trustee
                                Edward L. Cameron, Trustee
                                Jon S. Fossel, Trustee
                                Sam Freedman, Trustee
                                C. Howard Kast, Trustee
                                Robert M. Kirchner, Trustee
                                F. William Marshall, Jr., Trustee
                                Charles Albers, Vice President
                                Nikolaos Monoyios, Vice President
                                Andrew J. Donohue, Vice President and Secretary
                                Brian W. Wixted, Treasurer
                                Robert J. Bishop, Assistant Treasurer
                                Scott T. Farrar, Assistant Treasurer
                                Robert G. Zack, Assistant Secretary

============================================================================================================
INVESTMENT ADVISOR              OppenheimerFunds, Inc.

============================================================================================================
DISTRIBUTOR                     OppenheimerFunds Distributor, Inc.

============================================================================================================
TRANSFER AND SHAREHOLDER        OppenheimerFunds Services
SERVICING AGENT

============================================================================================================
CUSTODIAN OF                    The Bank of New York
PORTFOLIO SECURITIES

============================================================================================================
INDEPENDENT AUDITORS            Deloitte & Touche LLP

============================================================================================================
LEGAL COUNSEL                   Myer, Swanson, Adams & Wolf, P.C.

                                OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC.,
                                6803 S. TUCSON WAY, ENGLEWOOD, CO 80112-3924



          (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


                   50 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

OPPENHEIMERFUNDS FAMILY


 GLOBAL EQUITY                  Developing Markets                         Fund Global Fund
                                International Small Company Fund           Quest Global Value Fund
                                Europe Fund                                Global Growth & Income Fund
                                International Growth Fund
================================================================================================================
 EQUITY                         Stock                                      Stock & Bond
                                Emerging Technologies Fund                 Quest Opportunity Value Fund
                                Emerging Growth Fund                       Total Return Fund
                                Enterprise Fund                            Quest Balanced Value Fund
                                Discovery Fund                             Capital Income Fund
                                Main Street(R) Small Cap Fund              Multiple Strategies Fund
                                Small Cap Value Fund(1)                    Disciplined Allocation Fund
                                MidCap Fund                                Convertible Securities Fund
                                Main Street(R) Opportunity Fund            Specialty
                                Growth Fund                                Real Asset Fund(R)
                                Capital Appreciation Fund                  Gold & Special Minerals Fund
                                Main Street(R) Growth & Income Fund
                                Large Cap Growth Fund
                                Value Fund(2)
                                Quest Capital Value Fund
                                Quest Value Fund
                                Trinity Growth Fund
                                Trinity Core Fund
                                Trinity Value Fund
================================================================================================================
 INCOME                         Taxable                                    Municipal
                                International Bond Fund                    California Municipal Fund(4)
                                High Yield Fund                            Florida Municipal Fund(4)
                                Champion Income Fund                       New Jersey Municipal Fund(4)
                                Strategic Income Fund                      New York Municipal Fund(4)
                                Bond Fund                                  Pennsylvania Municipal Fund(4)
                                Senior Floating Rate Fund                  Municipal Bond Fund
                                U.S. Government Trust                      Intermediate Municipal Fund
                                Limited-Term Government Fund
                                Capital Preservation Fund(3)
                                Rochester Division
                                Rochester Fund Municipals
                                Limited Term New York Municipal Fund
================================================================================================================
 SELECT MANAGERS                Stock                                      Stock & Bond
                                Mercury Advisors Focus Growth Fund         QM Active Balanced Fund(3)
                                Gartmore Millennium Growth Fund II(5)
                                Jennison Growth Fund
                                Salomon Brothers Capital Fund
                                Mercury Advisors S&P 500(R) Index Fund(3)
================================================================================================================
 MONEY MARKET(6)                Money Market Fund                          Cash Reserves


1. The Fund's name was changed from "Oppenheimer Quest Small Cap Fund(SM)" on 3/1/01.
2. The Fund's name was changed from "Oppenheimer Disciplined Value Fund" on 2/28/01.
3. Available only through qualified retirement plans.
4. Available to investors only in certain states.
5. The Fund's name was changed from "Oppenheimer Select Managers Gartmore Millennium Growth Fund" on 5/11/01.
6. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.
For more complete information about any of the Oppenheimer funds, including charges, expenses and risks, ask for a prospectus from your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.525.7048 or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.



                   51 OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                   [GRAPHIC]

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   [GRAPHIC]

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance.(1) So call us today, or visit our website-- we're here to help.

INTERNET
24-hr access to account information and transactions(2)
WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
GENERAL INFORMATION
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
TELEPHONE TRANSACTIONS
Mon-Fri 8am-9pm ET, Sat 10am-4pm ET
1.800.852.8457
--------------------------------------------------------------------------------
PHONELINK(2)
24-hr automated information and automated transactions
1.800.CALL OPP (1.800.225.5677)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS DEVICE FOR THE DEAF (TDD)
Mon-Fri 9am-6:30pm ET    1.800.843.4461
--------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER SERVICING AGENT
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
--------------------------------------------------------------------------------
EDOCS DIRECT
Receive shareholder report and prospectus notifications for
your funds via email. Sign up at WWW.OPPENHEIMERFUNDS.COM
--------------------------------------------------------------------------------
TICKER SYMBOLS     Class A: OMSOX Class B: OMOBX  Class C: OMSCX Class Y: OMSYX


1. Automatic investment plans do not assure profit or protect against losses in declining markets.
2. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.


                                                         [OPPENHEIMERFUNDS LOGO]


RA0731.001.0701    September 29, 2001